       As filed with the Securities and Exchange Commission on February 14, 2003
                                               Securities Act File No. 333-00479
                                       Investment Company Act File No. 811-07507

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  ------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                     _______
    Pre-Effective Amendment No.
                                ____                                 _______
    Post-Effective Amendment No.  17                                    X
                                 ----                                -------

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
                                                                     _______
    Amendment No.  19                                                   X
                  ----                                               -------

                       Deutsche Asset Management VIT Funds
              ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
                           ---------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 535-0532

Name and Address of Agent for Service:                  Copies to:
Daniel O. Hirsch                                        Burton M. Leibert, Esq.
Deutsche Asset Management                               Willkie Farr & Gallagher
One South Street                                        787 Seventh Avenue
Baltimore, MD 21202                                     New York, NY 10019-6099

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b), or
__ on April 30, 2002 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1), or
__ on April 30, 2002 pursuant to paragraph (a)(1)
X  75 days after filing pursuant to paragraph (a)(2)
--
__ on April 30, 2002 pursuant to paragraph (a)(2) of Rule 485

PRELIMINARY PROSPECTUS
                                  Subject to completion
                                                                    May 1, 2003

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                    [GRAPHIC]



Prospectus

             May 1, 2003

                Scudder Real Estate Securities Portfolio
                Class A Shares


     As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Real Estate Securities Portfolio

                       How the Fund Works

                        3  The Fund's Main Investment
                           Strategy

                        6  The Main Risks of Investing in
                           the Fund

                        7  Fund Performance

                        8  How Much Investors Pay

                        9  Other Policies and Risks

                       10  The Portfolio Managers

                       13  Financial Highlights

                       Your Investment in the Fund

                       15  Policies You Should Know
                           About

                       16  Calculating the Fund's Share
                           Price

                       16  Buying and Selling Fund Shares

                       18  Performance Information

                       18  Distributions

                       19  Taxes

How the Fund Works

On the next few pages, you'll find information about the Fund's investment objectives, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the Fund or are already a shareholder, you should look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance contract, variable annuity contract, or tax-qualified plan.

                                Scudder Real Estate Securities Portfolio   |  3

The Fund's Main Investment Strategy

         The Fund's investment objectives are long-term capital appreciation and current income.

         The Fund invests primarily in real estate securities. Under normal circumstances, the Fund intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts ('REITs') and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

         A company is considered to be a real estate company if, in the opinion of Deutsche Asset Management, Inc. ('DeAM, Inc.' or the 'Advisor'), at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

         The Advisor looks for real estate securities it believes will provide superior returns to the Fund over the long term, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

         To find these issuers, the Advisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, the Advisor uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of this analysis is to determine which of the issuers the Advisor believes will be the most profitable to the Fund over the long term. The Advisor also considers the performance and outloook of the real estate securities markets in general when making investment decisions. The Advisor does not attempt to time the market.

         A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

4  |  Scudder Real Estate Securities Portfolio

         Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. Based on its recent practices, the Advisor expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

         If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

         The Fund may realize some short-term gains or losses if the Advisor chooses to sell a security. The Advisor may choose to sell a security for a variety of reasons, but typically the Advisor will sell if it believes that one or more of the following is true:

         . a security is not fulfilling its investment purpose;

         . a security has reached its optimum valuation; or

         . a particular company or general economic conditions have changed

         Other investments

         When the Advisor believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a nonfundamental policy governing stock index futures which prohibits leverage of the Fund's assets by investing in a derivative security. For example, the Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. Nonfundamental policies may be changed by the Fund's Board of Trustees without shareholder approval.

                                Scudder Real Estate Securities Portfolio   |  5

The Main Risks of Investing in the Fund

         There are several risk factors that could hurt the Fund's performance, cause you to lose money or make the Fund underperform other investments.

         The value of the Fund's shares depends on the value of the stocks and other securities it owns. The market value of the individual securities the Fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

         As with all funds, at any given time the value of your shares of the Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

         There are three principal risks of investing in the Fund: market risk, concentrated portfolio risk and company risk.

         . Market Risk. The market value of the shares of common stock in the Fund's portfolio can change rapidly and unpredictably in response to various events and conditions (e.g., political or economic events) having little or nothing to do with the issuer. In addition, market performance tends to be cyclical, and certain investment styles may be in or out of favor. If the market does not favor the Fund's style, the Fund's gains may be smaller or its losses greater than those of equity funds with different styles.

         . Concentrated Portfolio Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

This Fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.

.. declines in property values;

.. increases in property taxes, operating expenses, interest rates or competition;

.. overbuilding;

.. zoning changes; and

.. losses from casualty or condemnation



6  |  Scudder Real Estate Securities Portfolio

         . Company Risk. The price of common stock will vary with the success and failure of its issuer. The Fund is classified as a 'non-diversified' investment company, which means that the Fund may invest in the securities of relatively few issuers. Therefore, the performance of the companies in which the Fund invests will determine to a large degree the Fund's performance.

         Under adverse market conditions, or other extraordinary economic or market conditions, the Fund may take a temporary defensive position and invest in liquid reserves, such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, government securities and repurchase agreements. Taking a temporary defensive position is not required and may be impossible under certain market conditions. It also might prevent the Fund from pursuing or achieving its investment objective.

Fund Performance

         The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objectives and policies are substantially similar to those of Scudder RREEF Real Estate Securities Fund, a mutual fund managed by the portfolio managers employed by the Fund's investment sub-adviser and available for purchase by the public (the "Scudder Fund"). Performance information for the Scudder Fund is included in the "Additional Performance Information--Similar Fund" section of this prospectus.

                                Scudder Real Estate Securities Portfolio   |  7

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

As an investor in the Fund, you would incur various operating costs, including management expenses. You also would incur fees associated with the contracts you purchase. Detailed information about the cost of investing in this Fund is presented in the accompanying Prospectus for the contracts through which the Fund's shares are offered to you.

           Fee Table
           Annual Operating Expenses, deducted from Fund assets
           ----------------------------------------------------------
           Management Fee                                       0.90%
           ----------------------------------------------------------
           Distribution/Service (12b-1) Fee                     None
           ----------------------------------------------------------
           Other Expenses                                       0.20
           ----------------------------------------------------------
           Total Annual Operating Expenses
           (before fee waivers and/or expense reimbursements)   1.10
           ----------------------------------------------------------
           Fee Waivers and/or Expense Reimbursements
           ----------------------------------------------------------
           Net Total Annual Operating Expenses*                 1.10
           ----------------------------------------------------------

* The net total annual operating expenses are an estimate and expenses may vary from this example.

Based on the costs above, this example helps you compare the expenses of Fund shares to those of other mutual funds. This example assumes the expenses above remain the same.

It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Expense Example**

                        1 Year 3 Years 5 Years 10 Years
                          $       $       $       $
                        -------------------------------

** For the first 24 months, the expense example takes into account fee waivers and/or expense reimbursements.

8  |  Scudder Real Estate Securities Portfolio

Other Policies and Risks

         While the previous pages describe the main points of the Fund's strategy and risks, there are a few other issues to know about:

         . Although major changes tend to be infrequent, the Fund's Board of Trustees could change the Fund's investment objectives without seeking shareholder approval. In the event the Fund's investment objectives are changed, the new objectives could differ from the objectives the shareholder considered appropriate at the time of making the decision to invest in the Fund. The Fund's Board will provide shareholders with at least 60 days' notice prior to making any material changes to the Fund's 80% investment policy.

         . The Fund may trade securities more actively, which could mean high expenses (thus lower returns) and high taxable distributions, if distributions from the Fund are taxable at all.

         . The Fund's Board has the ability to terminate the Fund at any time without shareholder approval.

         . The Fund's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objectives and all other investment policies of the Fund are not fundamental and may be changed without shareholder approval.

         For more information

         This prospectus doesn't tell you about every policy or risk of investing in the Fund.

         If you want more information on the Fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

         Keep in mind that there is no assurance that any mutual fund will achieve its goal.

                                 Scudder Real Estate Securities Portfolio  |  9

The Portfolio Managers

         The investment advisor

         Under the supervision of the Board of Trustees, DeAM, Inc. is the investment advisor for the Fund. DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. The Advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

         For its services as the advisor, DeAM, Inc. will receive annual fees, payable monthly, in the amount of 0.90% of the first $250 million of the Fund's average daily net assets, 0.875% of the next $250 million of such assets, 0.850% of the next $500 million of such assets, 0.825% of the next $1.5 billion of such assets and 0.80% of such assets exceeding $2.5 billion.

         Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., DeAM, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

         DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2002, managed approximately $90 billion in assets.

         DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

         The sub-advisor

         RREEF America L.L.C. ("RREEF"), a wholly owned subsidiary of Deutsche Bank AG, is the sub-advisor for the Fund. RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment adviser of real estate securities since 1993. RREEF employs over 600 real estate professionals nationwide and managed $18.1 billion of assets as of June

10  |  Scudder Real Estate Securities Portfolio

         30, 2002. On April 23, 2002, Deutsche Bank AG acquired RoPRO US Holding Inc., the parent company of RREEF. DeAM, Inc. pays a fee to RREEF for acting as sub-advisor to the Fund.

         Investment Company Capital Corporation (the "Transfer Agent"), an indirect wholly-owned subsidiary of Deutsche Bank AG, serves as the Fund's administrator and transfer agent.

         Portfolio managers

         The following people handle the day-to-day management of the Fund. Each of the members of the management team are employees of RREEF and the Advisor.

         Karen J. Knudson

         RREEF Partner and Co-Manager of the Fund.

         . Joined RREEF in 1995, Deutsche Asset Management, Inc. in 2002 and the Fund in 1999.

         . Over 20 years of investment industry experience.

         . MBA, University of California at Berkeley.

         John F. Robertson

         CFA, RREEF Partner and Co-Manager of the Fund.

         . Joined RREEF in 1997, Deutsche Asset Management, Inc. in 2002 and the Fund in 1999.

         . Prior to that, Assistant Vice President of Lincoln Investment
           Management responsible for REIT research.

         John W. Vojticek

         Vice President of RREEF and Co-Manager of the Fund.

         . Joined RREEF in 1996, Deutsche Asset Management, Inc. in 2002 and the Fund in 1999.

         . 6 years of investment industry experience.

         Mark D. Zeisloft

         CFA, Vice President of RREEF and Co-Manager of the Fund.

         . Joined RREEF in 1996, Deutsche Asset Management, Inc. in 2002 and the Fund in 1999.

         . Over 12 years of investment industry experience.

         . MBA, University of Chicago.

                               Scudder Real Estate Securities Portfolio   |  11

Additional performance information--similar fund

In managing the Fund, the sub-adviser will employ substantially the same investment policies and strategies as the Scudder RREEF Real Estate Securities Fund (Scudder Fund). The performance data below lists the prior performance of Institutional Class shares of the Scudder Fund, not the performance of the Fund. This performance should not be considered an indication of future performance of the Fund. The data represents past performance results. Past performance does not guarantee future results. Scudder and its subsidiaries also manage other portfolios that have substantially the same investment objectives and policies as the Fund. The performance of those portfolios is not materially different from the performance presented here.

The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any Contract charges. If Contract charges were reflected, performance would have been lower.

The performance information shown for the Institutional Class shares of the Scudder Fund is net of advisory fees and other expenses of the Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts.

  Annual Total Returns (percentage as of 12/31 each year) Institutional Class

                                    [CHART]

    2000      2001        2002
  -------   --------    ---------
   29.23%     14.32%      7.77%


For the periods included in the bar chart: Best Quarter:      %, Q2 2000 Worst
Quarter:      %, Q1 2001

12  |  Scudder Real Estate Securities Portfolio

Financial Highlights

The table below is intended to help you understand the Institutional Class shares of the Scudder Fund's financial performance since the Scudder Fund began operations after the close of business on November 30, 1999. The information reflects results for a single share of the Scudder Fund outstanding throughout the applicable fiscal year. 'Total return' is the rate your investment would have earned (or lost), assuming you reinvested all dividends and distributions. This information has been audited by Deloitte & Touche LLP. The Scudder Fund's financial statements are included in the Annual Report for the applicable year, which is available on request.

                                          For the
                                     One Month Period
                                           Ended       For the Years Ended November 30,
                                     December 31, 2002 2002        2001        2000

     Net asset value, beginning
     of period                                                  $11.95      $10.00
     ----------------------------------------------------------------------------------
     Income from investment
     operations:
     ----------------------------------------------------------------------------------
     Net investment income                                        0.66        0.48
     ----------------------------------------------------------------------------------
     Net realized and unrealized
     gain on investments                                          1.58        1.82
     ----------------------------------------------------------------------------------
     Total from investment
     operations                                                   2.24        2.30
     ----------------------------------------------------------------------------------
     Distributions to
     Shareholders:
     ----------------------------------------------------------------------------------
     Distributions from net
     investment income                                          (0.46)      (0.35)
     ----------------------------------------------------------------------------------
     Distributions from net realized
     gains                                                       (0.43)         --
     ----------------------------------------------------------------------------------
     Total Distributions                                         (0.89)      (0.35)
     ----------------------------------------------------------------------------------
     Net asset value, end of
     period                                                     $13.30      $11.95
     ----------------------------------------------------------------------------------
     Total Return (%)                                            19.32       23.19
     ----------------------------------------------------------------------------------

     Supplemental Data and
     Ratios
     ----------------------------------------------------------------------------------
     Net assets, end of period (in
     millions)                                                  $16.318     $13.579
     ----------------------------------------------------------------------------------
     Ratio of expenses to average
     net assets (%)                                               1.17        1.32
     ----------------------------------------------------------------------------------
     Ratio of net investment income
     to average net assets (%)                                    4.97        5.04
     ----------------------------------------------------------------------------------
     Portfolio turnover rate (%)                                   114*         87
     ----------------------------------------------------------------------------------

* A large redemption in kind took place during the fiscal year ended November 30, 2001. This contributed to the Fund's portfolio turnover rate for that period being greater than the turnover rate for the fiscal year ended November 30, 2000.

                                Scudder Real Estate Securities Portfolio  |  13

Your Investment in the Fund

The information in this section may affect anyone who selects this Fund as an investment option in a variable annuity contract or variable life insurance policy that offers the Fund. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectus.


14  |  Scudder Real Estate Securities Portfolio

Policies You Should Know About

         The Fund does not sell its shares directly to the public. The Fund sells its shares only to separate accounts of various insurance companies and may also sell to certain tax-qualified plans (the "Companies"). Shares are available to the public through the purchases of certain variable annuity contracts, variable life insurance contracts, and to participants in certain tax-qualified plans (the "Contract(s)") issued or sponsored by the Companies. As a contract owner, your premium payments or plan assets are allocated to the Fund by the Companies in accordance with your contract. Please see the contract prospectus or plan documents that accompanies this prospectus for a detailed explanation of your contract.

         Please bear in mind that there are important differences between Funds available to any investor (a "Retail Fund") and those that are available only through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the Fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Fund and have different expense ratios than the Fund. As a result, the performance of the Fund and a Retail Fund will differ.

         Technically, the shareholders of the Fund are the insurance companies that offer the Fund as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund.

                               Scudder Real Estate Securities Portfolio   |  15

Calculating the Fund's Share Price

         The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. On days when the New York Stock Exchange closes early, the Fund will calculate its net asset value at the time of closing.

         The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees. In such a case, the Fund's value for a security is likely to be different from the last quoted market price.

Buying and Selling Fund Shares

         The Fund continuously sells its shares to each Company without a sales charge at the next net asset value per share determined after a proper purchase order is placed with the Company. The company offers Contract Owners units in its separate accounts or tax qualified plans which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the company.

16  |  Scudder Real Estate Securities Portfolio

--------------------------------------------------------------------------------

Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early, the Fund will calculate its NAV at the time of closing.

         Important information about buying and selling shares

         . After receiving a contract owner's order, the Company buys or sells shares at the next price calculated on any day the Fund is open for business.

         . Unless otherwise instructed, the Fund normally makes payment of the proceeds from the sale of Fund shares the next business day but always within seven calendar days.

         . The Fund does not issue share certificates.

         . We reserve the right to reject purchases of Fund shares including exchanges for any reason.


         . See the 'Calculating the Fund's Share Price' section for more information.

         . A contract owner's purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. In addition, for exchange requests, we may require a contract owner to own shares of the Fund for 15 days before we process the purchase order for the other fund if we believe that the contract owner's exchanges coincide with a 'market timing' strategy. We may also reject or limit purchase orders, for these or other reasons. For these purposes, the Fund may consider, among other factors trading history in this or any affiliated Funds, the Funds involved, the amount of this investment and a Contract Owners background and the background of any other investors on investors invoices.

         . We reserve the right to reject purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when the New York Stock Exchange is closed.

         . Currently the Fund's Board of Trustees does not foresee any disadvantages to the holders of variable annuity contracts, variable life insurance contracts or tax-qualified plan policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

                                Scudder Real Estate Securities Portfolio  |  17

         How to receive account information

         . If you are a contract owner, you should contact your Company or the organization that provides record-keeping services for information about your account.

         . If you are a Company, you should call 1-800-621-1048 for information about the Fund.

         How to buy and sell shares

         Each Company has different provisions about how and when their contract owners may buy, sell and exchange Fund shares. The company is responsible for communicating contract owner's instructions to the Fund. Contract owners should contact their Company to effect transactions in the Fund.

Performance Information

         The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Distributions

         If the Fund earns net investment income or recognizes net long-term or short-term capital gains, it is the Fund's policy to distribute to the Companies' Contracts substantially all of that taxable income or capital gain at least annually. The Fund reserves the right to include in the income distribution any short-term capital gains on securities that it sells. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income tax or excise tax. These distributions are automatically made in the form of additional shares of the Fund and not cash, unless a Company elects to have distributions made in cash. The result of automatic reinvestment of distributions is that the Fund's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

18  |  Scudder Real Estate Securities Portfolio

Taxes

         Because shares of the Fund may be purchased only through contracts, income dividends on capital gains distributions from the Fund are taxable, if at all, to the participating companies and will be exempt from current taxation of the contract owner if left to accumulate within the contract. Please see the contract prospectus accompanying this prospectus for a description of the Fund's federal tax impact on you as a contract owner.


         Because the REITs invested in by the Fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the Fund may not be able to determine how much of the Fund's distribution is taxable to the participating companies until after the January 31 deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time until February 28 to issue Form 1099-DIV.

                               Scudder Real Estate Securities Portfolio   |  19

To Get More Information

Shareholder reports -- These include commentary from the Fund's management team about recent market conditions and the effects of the Fund's strategies on its performance. They also have detailed performance figures, a list of everything the Fund owns and the Fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the Fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the Fund, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the Fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Fund, including the Fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.



                                    [GRAPHIC]
SCUDDER
INVESTMENTS


[LOGO]
A Member of
Deutsche Asset Management
SEC
--------------------------------------------------------------------------------
Public Reference Section
Washington, D.C. 20549-0102
www.sec.gov
(202) 942-8090

                         Scudder Real Estate
                         Securities Portfolio--       CUSIP#
                         Deutsche Asset Management VIT Funds Trust

  Printed on recycled paper.  (05/01/03)

PRELIMINARY PROSPECTUS
                                  Subject to completion
                                                                    May 1, 2003

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                    [GRAPHIC]



Prospectus

             May 1, 2003

                Scudder Real Estate Securities Portfolio
                Class B Shares


     As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Real Estate Securities Portfolio

                       How the Fund Works

                        3  The Fund's Main Investment
                           Strategy

                        6  The Main Risks of Investing in
                           the Fund

                        7  Fund Performance

                        8  How Much Investors Pay

                        9  Other Policies and Risks

                       10  The Portfolio Managers

                       13  Financial Highlights

                       Your Investment in the Fund

                       15  Policies You Should Know
                           About

                       16  Calculating the Fund's Share
                           Price

                       16  Buying and Selling Fund Shares

                       18  Performance Information

                       18  Distributions

                       19  Taxes

How the Fund Works

On the next few pages, you'll find information about the Fund's investment objectives, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the Fund or are already a shareholder, you should look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance contract, variable annuity contract, or tax-qualified plan.

                                Scudder Real Estate Securities Portfolio   |  3

The Fund's Main Investment Strategy

         The Fund's investment objectives are long-term capital appreciation and current income.

         The Fund invests primarily in real estate securities. Under normal circumstances, the Fund intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts ('REITs') and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

         A company is considered to be a real estate company if, in the opinion of Deutsche Asset Management, Inc. ('DeAM, Inc.' or the 'Advisor'), at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

         The Advisor looks for real estate securities it believes will provide superior returns to the Fund over the long term, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

         To find these issuers, the Advisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, the Advisor uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of this analysis is to determine which of the issuers the Advisor believes will be the most profitable to the Fund over the long term. The Advisor also considers the performance and outloook of the real estate securities markets in general when making investment decisions. The Advisor does not attempt to time the market.

         A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

4  |  Scudder Real Estate Securities Portfolio

         Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. Based on its recent practices, the Advisor expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

         If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

         The Fund may realize some short-term gains or losses if the Advisor chooses to sell a security. The Advisor may choose to sell a security for a variety of reasons, but typically the Advisor will sell if it believes that one or more of the following is true:

         . a security is not fulfilling its investment purpose;

         . a security has reached its optimum valuation; or

         . a particular company or general economic conditions have changed

         Other investments

         When the Advisor believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a nonfundamental policy governing stock index futures which prohibits leverage of the Fund's assets by investing in a derivative security. For example, the Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. Nonfundamental policies may be changed by the Fund's Board of Trustees without shareholder approval.

                                Scudder Real Estate Securities Portfolio   |  5

The Main Risks of Investing in the Fund

         There are several risk factors that could hurt the Fund's performance, cause you to lose money or make the Fund underperform other investments.

         The value of the Fund's shares depends on the value of the stocks and other securities it owns. The market value of the individual securities the Fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

         As with all funds, at any given time the value of your shares of the Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

         There are three principal risks of investing in the Fund: market risk, concentrated portfolio risk and company risk.

         . Market Risk. The market value of the shares of common stock in the Fund's portfolio can change rapidly and unpredictably in response to various events and conditions (e.g., political or economic events) having little or nothing to do with the issuer. In addition, market performance tends to be cyclical, and certain investment styles may be in or out of favor. If the market does not favor the Fund's style, the Fund's gains may be smaller or its losses greater than those of equity funds with different styles.

         . Concentrated Portfolio Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

This Fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.

.. declines in property values;

.. increases in property taxes, operating expenses, interest rates or competition;

.. overbuilding;

.. zoning changes; and

.. losses from casualty or condemnation



6  |  Scudder Real Estate Securities Portfolio

         . Company Risk. The price of common stock will vary with the success and failure of its issuer. The Fund is classified as a 'non-diversified' investment company, which means that the Fund may invest in the securities of relatively few issuers. Therefore, the performance of the companies in which the Fund invests will determine to a large degree the Fund's performance.

         Under adverse market conditions, or other extraordinary economic or market conditions, the Fund may take a temporary defensive position and invest in liquid reserves, such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, government securities and repurchase agreements. Taking a temporary defensive position is not required and may be impossible under certain market conditions. It also might prevent the Fund from pursuing or achieving its investment objective.

Fund Performance

         The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objectives and policies are substantially similar to those of Scudder RREEF Real Estate Securities Fund, a mutual fund managed by the portfolio managers employed by the Fund's investment sub-adviser and available for purchase by the public (the "Scudder Fund"). Performance information for the Scudder Fund is included in the "Additional Performance Information--Similar Fund" section of this prospectus.

                                Scudder Real Estate Securities Portfolio   |  7

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class B shares of the Fund.

As an investor in the Fund, you would incur various operating costs, including management expenses. You also would incur fees associated with the contracts you purchase. Detailed information about the cost of investing in this Fund is presented in the accompanying Prospectus for the contracts through which the Fund's shares are offered to you.

           Fee Table
           Annual Operating Expenses, deducted from Fund assets
           ----------------------------------------------------------
           Management Fee                                       0.90%
           ----------------------------------------------------------
           Distribution/Service (12b-1) Fee                     0.25
           ----------------------------------------------------------
           Other Expenses**                                     0.35
           ----------------------------------------------------------
           Total Annual Operating Expenses
           (before fee waivers and/or expense reimbursements)   1.50
           ----------------------------------------------------------
           Fee Waivers and/or Expense Reimbursements
           ----------------------------------------------------------
           Net Total Annual Operating Expenses*                 1.50
           ----------------------------------------------------------

* The net total annual operating expenses are an estimate and expenses may vary from this example.

** Includes record keeping fee of up to 0.15%.

Based on the costs above, this example helps you compare the expenses of Fund shares to those of other mutual funds. This example assumes the expenses above remain the same.

It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Expense Example**

                        1 Year 3 Years 5 Years 10 Years
                          $       $       $       $
                        -------------------------------

** For the first 24 months, the expense example takes into account fee waivers and/or expense reimbursements.

8  |  Scudder Real Estate Securities Portfolio

Other Policies and Risks

         While the previous pages describe the main points of the Fund's strategy and risks, there are a few other issues to know about:

         . Although major changes tend to be infrequent, the Fund's Board of Trustees could change the Fund's investment objectives without seeking shareholder approval. In the event the Fund's investment objectives are changed, the new objectives could differ from the objectives the shareholder considered appropriate at the time of making the decision to invest in the Fund. The Fund's Board will provide shareholders with at least 60 days' notice prior to making any material changes to the Fund's 80% investment policy.

         . The Fund may trade securities more actively, which could mean high expenses (thus lower returns) and high taxable distributions, if distributions from the Fund are taxable at all.

         . The Fund's Board has the ability to terminate the Fund at any time without shareholder approval.

         . The Fund's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objectives and all other investment policies of the Fund are not fundamental and may be changed without shareholder approval.

         For more information

         This prospectus doesn't tell you about every policy or risk of investing in the Fund.

         If you want more information on the Fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

         Keep in mind that there is no assurance that any mutual fund will achieve its goal.

                                 Scudder Real Estate Securities Portfolio  |  9

The Portfolio Managers

         The investment advisor

         Under the supervision of the Board of Trustees, DeAM, Inc. is the investment advisor for the Fund. DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. The Advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

         For its services as the advisor, DeAM, Inc. will receive annual fees, payable monthly, in the amount of 0.90% of the first $250 million of the Fund's average daily net assets, 0.875% of the next $250 million of such assets, 0.850% of the next $500 million of such assets, 0.825% of the next $1.5 billion of such assets and 0.80% of such assets exceeding $2.5 billion.

         Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., DeAM, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

         DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2002, managed approximately $90 billion in assets.

         DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

         The sub-advisor

         RREEF America L.L.C. ("RREEF"), a wholly owned subsidiary of Deutsche Bank AG, is the sub-advisor for the Fund. RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment adviser of real estate securities since 1993. RREEF employs over 600 real estate professionals nationwide and managed $18.1 billion of assets as of June

10  |  Scudder Real Estate Securities Portfolio

         30, 2002. On April 23, 2002, Deutsche Bank AG acquired RoPRO US Holding Inc., the parent company of RREEF. DeAM, Inc. pays a fee to RREEF for acting as sub-advisor to the Fund.

         Investment Company Capital Corporation (the "Transfer Agent"), an indirect wholly-owned subsidiary of Deutsche Bank AG, serves as the Fund's administrator and transfer agent.

         Portfolio managers

         The following people handle the day-to-day management of the Fund. Each of the members of the management team are employees of RREEF and the Advisor.

         Karen J. Knudson

         RREEF Partner and Co-Manager of the Fund.

         . Joined RREEF in 1995, Deutsche Asset Management, Inc. in 2002 and the Fund in 1999.

         . Over 20 years of investment industry experience.

         . MBA, University of California at Berkeley.

         John F. Robertson

         CFA, RREEF Partner and Co-Manager of the Fund.

         . Joined RREEF in 1997, Deutsche Asset Management, Inc. in 2002 and the Fund in 1999.

         . Prior to that, Assistant Vice President of Lincoln Investment
           Management responsible for REIT research.

         John W. Vojticek

         Vice President of RREEF and Co-Manager of the Fund.

         . Joined RREEF in 1996, Deutsche Asset Management, Inc. in 2002 and the Fund in 1999.

         . 6 years of investment industry experience.

         Mark D. Zeisloft

         CFA, Vice President of RREEF and Co-Manager of the Fund.

         . Joined RREEF in 1996, Deutsche Asset Management, Inc. in 2002 and the Fund in 1999.

         . Over 12 years of investment industry experience.

         . MBA, University of Chicago.

                               Scudder Real Estate Securities Portfolio   |  11

Additional performance information--similar fund

In managing the Fund, the sub-adviser will employ substantially the same investment policies and strategies as the Scudder RREEF Real Estate Securities Fund (Scudder Fund). The performance data below lists the prior performance of Institutional Class shares of the Scudder Fund, not the performance of the Fund. This performance should not be considered an indication of future performance of the Fund. The data represents past performance results. Past performance does not guarantee future results. Scudder and its subsidiaries also manage other portfolios that have substantially the same investment objectives and policies as the Fund. The performance of those portfolios is not materially different from the performance presented here.

The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any Contract charges. If Contract charges were reflected, performance would have been lower.

The performance information shown for the Institutional Class shares of the Scudder Fund is net of advisory fees and other expenses of the Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts.

  Annual Total Returns (percentage as of 12/31 each year) Institutional Class

                                    [CHART]

    2000      2001        2002
  -------   --------    ---------
   29.23%     14.32%      7.77%


For the periods included in the bar chart: Best Quarter:      %, Q2 2000 Worst
Quarter:      %, Q1 2001

12  |  Scudder Real Estate Securities Portfolio

Financial Highlights

The table below is intended to help you understand the Institutional Class shares of the Scudder Fund's financial performance since the Scudder Fund began operations after the close of business on November 30, 1999. The information reflects results for a single share of the Scudder Fund outstanding throughout the applicable fiscal year. 'Total return' is the rate your investment would have earned (or lost), assuming you reinvested all dividends and distributions. This information has been audited by Deloitte & Touche LLP. The Scudder Fund's financial statements are included in the Annual Report for the applicable year, which is available on request.

                                          For the
                                     One Month Period
                                           Ended       For the Years Ended November 30,
                                     December 31, 2002 2002        2001        2000

     Net asset value, beginning
     of period                                                  $11.95      $10.00
     ----------------------------------------------------------------------------------
     Income from investment
     operations:
     ----------------------------------------------------------------------------------
     Net investment income                                        0.66        0.48
     ----------------------------------------------------------------------------------
     Net realized and unrealized
     gain on investments                                          1.58        1.82
     ----------------------------------------------------------------------------------
     Total from investment
     operations                                                   2.24        2.30
     ----------------------------------------------------------------------------------
     Distributions to
     Shareholders:
     ----------------------------------------------------------------------------------
     Distributions from net
     investment income                                          (0.46)      (0.35)
     ----------------------------------------------------------------------------------
     Distributions from net realized
     gains                                                       (0.43)         --
     ----------------------------------------------------------------------------------
     Total Distributions                                         (0.89)      (0.35)
     ----------------------------------------------------------------------------------
     Net asset value, end of
     period                                                     $13.30      $11.95
     ----------------------------------------------------------------------------------
     Total Return (%)                                            19.32       23.19
     ----------------------------------------------------------------------------------

     Supplemental Data and
     Ratios
     ----------------------------------------------------------------------------------
     Net assets, end of period (in
     millions)                                                  $16.318     $13.579
     ----------------------------------------------------------------------------------
     Ratio of expenses to average
     net assets (%)                                               1.17        1.32
     ----------------------------------------------------------------------------------
     Ratio of net investment income
     to average net assets (%)                                    4.97        5.04
     ----------------------------------------------------------------------------------
     Portfolio turnover rate (%)                                   114*         87
     ----------------------------------------------------------------------------------

* A large redemption in kind took place during the fiscal year ended November 30, 2001. This contributed to the Fund's portfolio turnover rate for that period being greater than the turnover rate for the fiscal year ended November 30, 2000.

                                Scudder Real Estate Securities Portfolio  |  13

Your Investment in the Fund

The information in this section may affect anyone who selects this Fund as an investment option in a variable annuity contract or variable life insurance policy that offers the Fund. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The Fund assumes no responsibility for such prospectus.


14  |  Scudder Real Estate Securities Portfolio

Policies You Should Know About

         The Fund does not sell its shares directly to the public. The Fund sells its shares only to separate accounts of various insurance companies and may also sell to certain tax-qualified plans (the "Companies"). Shares are available to the public through the purchases of certain variable annuity contracts, variable life insurance contracts, and to participants in certain tax-qualified plans (the "Contract(s)") issued or sponsored by the Companies. As a contract owner, your premium payments or plan assets are allocated to the Fund by the Companies in accordance with your contract. Please see the contract prospectus or plan documents that accompanies this prospectus for a detailed explanation of your contract.

         Please bear in mind that there are important differences between Funds available to any investor (a "Retail Fund") and those that are available only through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the Fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Fund and have different expense ratios than the Fund. As a result, the performance of the Fund and a Retail Fund will differ.

         Technically, the shareholders of the Fund are the insurance companies that offer the Fund as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund.

                               Scudder Real Estate Securities Portfolio   |  15

Calculating the Fund's Share Price

         The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. On days when the New York Stock Exchange closes early, the Fund will calculate its net asset value at the time of closing.

         The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees. In such a case, the Fund's value for a security is likely to be different from the last quoted market price.

Buying and Selling Fund Shares

         The Fund continuously sells its shares to each Company without a sales charge at the next net asset value per share determined after a proper purchase order is placed with the Company. The company offers Contract Owners units in its separate accounts or tax qualified plans which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the company.

16  |  Scudder Real Estate Securities Portfolio

--------------------------------------------------------------------------------

Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early, the Fund will calculate its NAV at the time of closing.

         Important information about buying and selling shares

         . After receiving a contract owner's order, the Company buys or sells shares at the next price calculated on any day the Fund is open for business.

         . Unless otherwise instructed, the Fund normally makes payment of the proceeds from the sale of Fund shares the next business day but always within seven calendar days.

         . The Fund does not issue share certificates.

         . We reserve the right to reject purchases of Fund shares including exchanges for any reason.


         . See the 'Calculating the Fund's Share Price' section for more information.

         . A contract owner's purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. In addition, for exchange requests, we may require a contract owner to own shares of the Fund for 15 days before we process the purchase order for the other fund if we believe that the contract owner's exchanges coincide with a 'market timing' strategy. We may also reject or limit purchase orders, for these or other reasons. For these purposes, the Fund may consider, among other factors trading history in this or any affiliated Funds, the Funds involved, the amount of this investment and a Contract Owners background and the background of any other investors on investors invoices.

         . We reserve the right to reject purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when the New York Stock Exchange is closed.

         . Currently the Fund's Board of Trustees does not foresee any disadvantages to the holders of variable annuity contracts, variable life insurance contracts or tax-qualified plan policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

                                Scudder Real Estate Securities Portfolio  |  17

         How to receive account information

         . If you are a contract owner, you should contact your Company or the organization that provides record-keeping services for information about your account.

         . If you are a Company, you should call 1-800-621-1048 for information about the Fund.

         How to buy and sell shares

         Each Company has different provisions about how and when their contract owners may buy, sell and exchange Fund shares. The company is responsible for communicating contract owner's instructions to the Fund. Contract owners should contact their Company to effect transactions in the Fund.

Performance Information

         The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Distributions

         If the Fund earns net investment income or recognizes net long-term or short-term capital gains, it is the Fund's policy to distribute to the Companies' Contracts substantially all of that taxable income or capital gain at least annually. The Fund reserves the right to include in the income distribution any short-term capital gains on securities that it sells. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income tax or excise tax. These distributions are automatically made in the form of additional shares of the Fund and not cash, unless a Company elects to have distributions made in cash. The result of automatic reinvestment of distributions is that the Fund's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

18  |  Scudder Real Estate Securities Portfolio

Taxes

         Because shares of the Fund may be purchased only through contracts, income dividends on capital gains distributions from the Fund are taxable, if at all, to the participating companies and will be exempt from current taxation of the contract owner if left to accumulate within the contract. Please see the contract prospectus accompanying this prospectus for a description of the Fund's federal tax impact on you as a contract owner.


         Because the REITs invested in by the Fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the Fund may not be able to determine how much of the Fund's distribution is taxable to the participating companies until after the January 31 deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time until February 28 to issue Form 1099-DIV.

                               Scudder Real Estate Securities Portfolio   |  19

To Get More Information

Shareholder reports -- These include commentary from the Fund's management team about recent market conditions and the effects of the Fund's strategies on its performance. They also have detailed performance figures, a list of everything the Fund owns and the Fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the Fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the Fund, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the Fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Fund, including the Fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.



                                    [GRAPHIC]
SCUDDER
INVESTMENTS


[LOGO]
A Member of
Deutsche Asset Management
SEC
--------------------------------------------------------------------------------
Public Reference Section
Washington, D.C. 20549-0102
www.sec.gov
(202) 942-8090

                         Scudder Real Estate
                         Securities Portfolio--       CUSIP#
                         Deutsche Asset Management VIT Funds Trust

  Printed on recycled paper.  (05/01/03)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION    Subject to Completion   May 1, 2003


                       STATEMENT OF ADDITIONAL INFORMATION

                                                                     May 1, 2003

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SCUDDER VIT FUNDS

..  Equity 500 Index Fund
..  US Bond Index Fund
..  Small Cap Index Fund
..  EAFE(R) Equity Index Fund
..  Nasdaq-100 Index Fund
..  Scudder Real Estate Securities Portfolio

Scudder VIT Funds is the marketing name for Deutsche Asset Management VIT Funds (the 'Trust'). The Trust is comprised of several funds. The funds listed above (each, a 'Fund' and together the 'Funds') are each a series of the Trust. This Statement of Additional Information describes the Funds' Shares.

The Funds sell shares only to separate accounts of various insurance companies and may also sell to certain tax qualified plans (the 'Companies'). Shares of the Funds are available to the public only through the purchase of certain variable annuity, variable life insurance contracts and tax qualified plans ('Contract(s)') issued by the Companies. The investment advisor of the Funds is Deutsche Asset Management, Inc. (the 'Advisor' or 'DeAM, Inc.'). The distributor of the fund shares of the Equity 500 Index, US Bond Index, Small Cap Index, EAFE(R) Equity Index and Nasdaq-100 Index Funds is PFPC Distributors, Inc. ("PFPC Distributors"). The distributor of the fund shares of the Scudder Real Estate Securities Portfolio is Scudder Distributors, Inc. ("SDI").

The Prospectuses for the Equity 500 Index, US Bond Index, Small Cap Index, EAFE(R) Equity Index and Nasdaq-100 Index Funds, dated April 30, 2002, provide the basic information investors should know before investing in these funds. The Prospectus for the Scudder Real Estate Securities Portfolio, dated May 1, 2003, provides the basic information investors should know before investing in this fund. This Statement of Additional Information ('SAI'), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectuses. You may request a copy of a Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Customer Service Center at the telephone number shown in the Contract prospectus. This SAI is not an offer of any Fund which can be made only with a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in each Fund's Prospectus. The financial statements for each Fund (other than the Scudder Real Estate Securities Portfolio which has not commenced operations as of the date of this SAI, and the Nasdaq-100 Index Fund and US Bond Index Fund which were not operational as of the date of this SAI) for the fiscal year ended December 31, 2002, are incorporated herein by reference to the Annual Report to shareholders for each Fund dated December 31, 2002. A copy of each Fund's Annual Report may be obtained without charge by calling the Customer Service Center at the telephone number shown in the Contract prospectus.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                         Investment Advisor of each Fund

PFPC DISTRIBUTORS, INC.                 SCUDDER DISTRIBUTORS, INC.
Distributor                             Distributor
to the Equity 500 Index,                to the
US Bond Index, Small Cap Index,         Scudder Real Estate Securities Portfolio
EAFE(R)Equity Index and                 222 South Riverside Plaza
Nasdaq-100 Index Funds                  Chicago, Illinois 60606
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS ............................  3

  Investment Objectives .....................................................  3
  Investment Policies .......................................................  7
  Equity Securities .........................................................  7
  Fixed Income Securities and Money Market Instruments ...................... 10
  Mortgage-Backed and Asset-Backed Securities ............................... 13
  Derivative Securities ..................................................... 16
  Futures Contracts and Options on Futures Contracts ........................ 22
  Other Investments ......................................................... 28
  Additional Risk Factors ................................................... 30
  Investment Restrictions ................................................... 31
  Additional Restrictions ................................................... 33
  Portfolio Turnover ........................................................ 35
  Portfolio Transactions and Brokerage Commissions .......................... 35

PERFORMANCE INFORMATION ..................................................... 37

VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND .................. 39

MANAGEMENT OF THE TRUST ..................................................... 41

  Trustees and Officers ..................................................... 42
  Committees ................................................................ 45
  Security and Other Interests .............................................. 45
  Board Consideration of the Advisory Contract .............................. 46
  Compensation .............................................................. 47
  Control Persons and Principal Shareholders of the Trust ................... 47
  Code of Ethics ............................................................ 49
  Investment Advisor ........................................................ 50
  Administrator ............................................................. 51
  Distributor ............................................................... 52
  Custodian and Transfer Agent .............................................. 52
  Expenses .................................................................. 53
  Counsel and Independent Auditors .......................................... 53

ORGANIZATION OF THE TRUST ................................................... 53

TAXATION .................................................................... 54

FINANCIAL STATEMENTS ........................................................ 56

APPENDIX .................................................................... 57

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
                              Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective(s).

Equity 500 Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the 'S&P 500'), which emphasizes stocks of large US companies. Under normal circumstances, the Fund will invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index.

US Bond Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Lehman Brothers Aggregate Bond Index (the 'Lehman Bond Index'), which emphasizes government and corporate investment grade debt securities. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in securities included in the Lehman Bond Index and derivative instruments, such as futures contracts and options, that provide exposure to the securities in the Lehman Bond Index.

Small Cap Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the 'Russell 2000'), which emphasizes stocks of small US companies. Under normal circumstances, the Fund will invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index.

EAFE(R) Equity Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE(R)) Index (the 'EAFE(R) Index'), which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the EAFE(R) Index and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the EAFE(R) Index.

Nasdaq-100 Index(R) Fund seeks to replicate, as closely as possible, before expenses, the performance of the NASDAQ Stock Market, Inc.'s Nasdaq-100 Index, which comprises 100 of the largest non-financial domestic and international issuers listed on The NASDAQ Stock Market. The Fund is classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act'). Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Nasdaq-100 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Nasdaq-100 Index.

Scudder Real Estate Securities Portfolio's investment objective is long-term capital appreciation and current income. The Fund invests primarily in real estate securities. Under normal circumstances, the Fund intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts ("REITs") and real estate companies.

The following is a discussion of the various types of securities and investment strategies employed by each Fund. Unless otherwise indicated, the Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. If the Funds' investment in a particular type of security is limited to a certain percentage of the Funds' assets, that percentage limitation is listed in the chart. Following the chart, there is a description of how each type of security and investment strategy may be used by the Funds.

                                                   Summary of Investment Practices
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                             US Bond      Small Cap     Equity 500      EAFE(R)     Nasdaq-100
                                                               Index Fund    Index Fund    Index Fund   Equity Index   Index Fund
                                                                                                            Fund
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
KEY TO TABLE:

..  Permitted without stated limit
** Permitted without stated limited, but not expected to be used to a significant extent
X  Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock                                                        X            .             .             .             .
-----------------------------------------------------------------------------------------------------------------------------------
Warrants Listed on NYSE & ASE                                       X            5%            X             5%            5%
-----------------------------------------------------------------------------------------------------------------------------------
Warrants Not Listed on NYSE & ASE                                   X            2%            X             2%            2%
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                                     X            .             .             .             .
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                                              .            .             .             .             .
-----------------------------------------------------------------------------------------------------------------------------------
Small Capitalization Stocks                                         X         At least         X                           X
-----------------------------------------------------------------------------          -----------------            ---------------
Medium Capitalization Stocks                                        X           80%                       At least         .
---------------------------------------------------------------------------------------                     80%     ---------------
Large Capitalization Stocks                                         X            X          At least
                                                                                              80%                    At least 80%
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES OF NON-U.S. ISSUERS
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Corporate Debt Securities                                   X           **            **            **            **
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Government Debt Securities                                  X           **            **            **            **
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Emerging Markets                                     X            X             X            **             X
-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Instruments                                              .           **            **            **            **
-----------------------------------------------------------------------------------------------------------------------------------
Obligations of Banks and Other Financial                           **           **            **            **            **
Institutions
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit and Banker's                               **           **            **            **            **
Acceptances
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                                   **           **            **            **            **
-----------------------------------------------------------------------------------------------------------------------------------
Variable Rate Securities                                           **           **            **            **            **
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                          .           **            **            **            **
-----------------------------------------------------------------------------------------------------------------------------------
Custodial Receipts                                                [_]           **            **            **            **
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities and Deferred Interest Bonds                 **            X             X             X             X
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Floating Rate Securities                                   **           **            **            **
-----------------------------------------------------------------------------------------------------------------------------------
Lower-Rated Debt Securities                                        **           **            **            **            **
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                US Bond      Small Cap     Equity 500   EAFE(R) Equity  Nasdaq-100
                                                  Index Fund    Index Fund    Index Fund     Index Fund    Index Fund
=======================================================================================================================
KEY TO TABLE

..  Permitted without stated limit
** Permitted without stated limited, but not expected to be used to a significant extent
X  Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use
-----------------------------------------------------------------------------------------------------------------------
Registered Loans                                    **
-----------------------------------------------------------------------------------------------------------------------
Put Bonds                                           **             **            **             **            **
-----------------------------------------------------------------------------------------------------------------------
Other Debt Obligations                              **              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
-----------------------------------------------------------------------------------------------------------------------
Government Guaranteed Mortgage-Backed                .              X             X              X             X
Securities
-----------------------------------------------------------------------------------------------------------------------
Ginnie Mae Certificates                              .              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae Certificates                              .              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac Certificates                             .              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
Multi-Class Mortgage-Backed Securities (CMOs         .              X             X              X             X
and REMICs)
-----------------------------------------------------------------------------------------------------------------------
Private Issued Mortgage-Backed Securities            .              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
Mortgage Pass-Through Securities                     .              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
Stripped-Mortgage Backed Securities                  .              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgages                            .              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                              .              X             X              X             X
-----------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (OPTIONS)
-----------------------------------------------------------------------------------------------------------------------
Options on Securities                               **             **            **             **            **
-----------------------------------------------------------------------------------------------------------------------
Options on Securities Indices                       15%            15%           15%            [_]           15%
-----------------------------------------------------------------------------------------------------------------------
Options on Non-US Securities Indices                 X              X             X             **             X
-----------------------------------------------------------------------------------------------------------------------
Spreadlocks                                         **             **             X             **            **
-----------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts                                   **             **            **             **            **
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts on Securities Indices              5% Net         5% Net        5% Net         5% Net        5% Net
-----------------------------------------------------------------------------------------------------------------------
Options on Futures Contracts (including              5% Net         5% Net        5% Net         5% Net        5% Net
Contracts on Security Indices)
-----------------------------------------------------------------------------------------------------------------------
Purchase protective puts                            **             **            **             **            **
-----------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES
-----------------------------------------------------------------------------------------------------------------------
Swaps                                               10%            10%            X             10%           10%
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                               US Bond     Small Cap    Equity 500     EAFE(R)     Nasdaq-100
                                                                 Index Fund   Index Fund   Index Fund   EquityIndex   Index Fund
                                                                                                           Fund
====================================================================================================================================
KEY TO TABLE

..  Permited withour stated limit
** Permited without stated limited, but not expected to be used to a significant extent
X  Not permited

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman typed (e.g. 20%) represents an investment limitation as a percentatge of total fund assets; does not indicate actual use

------------------------------------------------------------------------------------------------------------------------------------
Hedging Strategies                                                  **           **           **            **            **
------------------------------------------------------------------------------------------------------------------------------------
CURRENCY MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Currency Exchange Transactions                                      **           **           **            **            **
------------------------------------------------------------------------------------------------------------------------------------
Forward Currency Exchange Contracts                                 **           **           **            **            **
------------------------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies                                        X            X            X            **             X
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS AND INVESTMENT PRACTICES
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                                                 15%          15%          15%           15%           15%
------------------------------------------------------------------------------------------------------------------------------------
TBA Commitments                                                                                                           **
------------------------------------------------------------------------------------------------------------------------------------
When-Issued and Delayed Delivery Securities                         15%          15%          15%           15%           15%
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                               **           **           **            **            **
------------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                                       **           **           **            **            **
------------------------------------------------------------------------------------------------------------------------------------
Lending of Portfolio Securities                                     30%          30%          30%           30%           33%
------------------------------------------------------------------------------------------------------------------------------------
Other Investment Companies                                          10%          10%          10%           10%           10%
------------------------------------------------------------------------------------------------------------------------------------
Temporary Defensive Investments                                      X            X            X             X            X
------------------------------------------------------------------------------------------------------------------------------------
Russell 200 Index                                                              At least                                   X
                                                                                 80%
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE(R)                                                             At least
Index                                                                                                      80%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                              At least
                                                                    80%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                               At least
                                                                                              80%
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                                                                                                       At least
                                                                                                                         80%
------------------------------------------------------------------------------------------------------------------------------------

                               Investment Policies

The following is a discussion of the various investments of and techniques employed by each Fund. Unless otherwise indicated, each Fund is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below.

                                Equity Securities

General. With the exception of the US Bond Index Fund, each Fund invests in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, `equity securities' are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, EDRs, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock.

Common Stocks. Common stocks, the most familiar type, represent an equity (i.e., ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition as well as changes in overall market and economic conditions. This affects the value of the shares of each Fund and thus the value of your investment. Smaller companies are especially sensitive to these factors.

Preferred Stock. Preferred stock has a preference (i.e., ranks higher) in liquidation (and generally dividends) over common stock but is subordinated (i.e., ranks lower) in liquidation to fixed income securities. Dividends on preferred stock may be cumulative, and in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g., common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All preferred stocks are also subject to the same types of credit risks as corporate bonds. In addition, because preferred stock is subordinate to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have to be an eligible investment for the Funds. Generally, however, the preferred stocks in which the Funds invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

Warrants. All equity index funds except the Equity 500 Index Fund may invest in warrants with respect to 5% of its assets (2% with respect to warrants not listed on the New York Stock Exchange or American Stock Exchange). Warrants are securities that give the holder the right but not the obligation to buy a specified number of shares of common stock at a specified price, which is often higher than the market price at the time of issuance, for a specified period (or in perpetuity). Warrants may be issued in units with other securities or separately, and may be freely transferable and traded on exchanges. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus is a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant.

While the market value of a warrant tends to be more volatile than that of the securities underlying the warrant, changes in the market value of a warrant may not necessarily correlate with that of the underlying security. A warrant ceases to have value if it is not exercised prior to the expiration date, if any, to which the warrant is subject. The purchase of warrants involves a risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Also, warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company.

Convertible Securities. A convertible security is a bond or preferred stock, which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream--generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security--a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer. The Scudder Real Estate Securities Portfolio may only invest in convertible securities that, at the time of purchase, are rated a least B- by S&P or B3 by Moody's, or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Advisor.

Medium- and Small-Capitalization Stocks. The Small Cap Index Fund invests in medium- and small- capitalization stocks and the Nasdaq-100 Index Fund invests in medium-capitalization stocks. Historically, medium- and small-capitalization stocks have been more volatile in price than the larger-capitalization stocks included in the `S&P 500'. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as larger company stocks rise, or rise in prices as large company stock decline.

Real Estate Investment Trusts. The Scudder Real Estate Securities Portfolio invests primarily in real estate securities. Under normal circumstances, the Fund intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investments), invested in equity securities of real estate investment trusts ("REITs") and real estate companies. A company is considered to be a real estate company if, in the opinion of Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), at least 50% of its revenue or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

Short Sales. The Scudder Real Estate Securities Portfolio may engage in short sales, if, at the time of the short sale, the Portfolio owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by State Street Bank and Trust Company, the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

The Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.

                                Non-US Securities

General. The value of each Fund's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the US economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to non-US issuers than is available with respect to US companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Fund must be made in compliance with US and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because non-US securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in US dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, a Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of a Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, each Fund is authorized to enter into certain foreign currency exchange transactions.

In addition, while the volume of transactions effected on foreign securities exchanges has increased in recent years, in most cases it remains appreciably below that of The New York Stock Exchange, Inc. (the `NYSE'). Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of US issuers. Moreover, the settlement periods for non-US securities, which are often longer than those for securities of US issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Investments in American, European, Global and International Depository Receipts. The Funds may invest in non-US securities in the form of American Depositary Receipts (`ADRs'), European Depositary Receipts (`EDRs'), Global Depositary Receipts (`GDRs') and International Depository Receipts (`IDRs') or other similar securities representing ownership of securities of non-US issuers held in trust by a bank or similar financial institution. ADRs are receipts typically issued by a US bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-US banking and trust companies that evidence ownership of either foreign or US securities. GDRs are receipts issued by either a US or non-US banking institution evidencing ownership of the underlying non-US securities. Generally, ADRs, in registered form, are designed for use in US securities markets and EDRs, GDRs and IDRs, in bearer form, are designed for use in European and international securities markets. An ADR, EDR, GDR or IDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated. ADRs, EDRs, GDRs and IDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-US securities to which they relate.

Foreign Securities: Special Considerations Concerning the Pacific Basin. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in Asia are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. The EAFE(R) Equity Index Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

The EAFE(R) Equity Index Fund invests in securities denominated in currencies of Asian countries. Accordingly, changes in the value of these currencies against the US dollar will result in corresponding changes in the US dollar value of the Fund's assets denominated in those currencies.

              Fixed Income Securities and Money Market Instruments

General. (The US Bond Index Fund may only invest in domestic fixed income securities) The Funds may invest in a broad range of domestic and foreign fixed income (debt) securities. Fixed income securities, including (but not limited to) bonds, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The value of fixed income securities in the Fund generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In periods of declining interest rates, the yield (the income generated over a stated period of time) of the Fund that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in Fund instruments producing lower yields than the balance of the Fund, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of the Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate.

Short-Term Instruments. When a Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities or investments. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of the Advisor; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.

Obligations of Banks and Other Financial Institutions. At the time the Funds invest in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.

The Funds may invest in US dollar-denominated fixed rate or variable rate obligations of US or foreign financial institutions, including banks. Obligations of domestic and foreign financial institutions in which the Funds may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other US dollar-denominated instruments issued or supported by the credit of US or foreign financial institutions, including banks.

For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of US banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Funds may invest in obligations of foreign banks or foreign branches of US banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of US domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of US banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of US banks.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository nstitution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then `accepted' by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Each Fund may invest in commercial paper. The Funds may invest in fixed rate or variable rate commercial paper, issued by US or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by US or foreign corporations in order to finance their current operations. Any commercial paper issued by a foreign entity corporation and purchased by the Funds must be US dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Commercial paper when purchased by the Funds must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

Each Fund may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see Appendix A to this SAI.

At the time the Funds invest in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.

US Government Securities. Each Fund may invest in obligations issued or guaranteed by the US government and that are direct obligations of the US Treasury. Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance.

Each Fund may also invest in separately traded principal and interest component of securities guaranteed or issued by the US government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program (`STRIPS') or any similar program sponsored by the US government. STRIPS are sold as zero coupon securities. See `Zero Coupon Securities.'

Zero Coupon Securities and Deferred Interest Bonds. (For US Bond Index Fund only) The Fund may invest in zero coupon securities and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities are redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security, and the accrual constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. See `Taxation'

Fixed Income Security Risk. Fixed income securities expose the Fund to five types of risk: (1) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates; (2) Income risk is the potential for a decline in a Fund's income due to falling market interest rates; (3) Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to a Fund; (4) Prepayment risk or call risk is the likelihood that, during period of falling interest rates, securities with high stated interest rates will be prepaid (or `called') prior to maturity, requiring a Fund to invest the proceeds at generally lower interest rates and (5) extension risk (the likelihood that as interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, which will have the effect of locking in a below-market interest rate, increasing the securities duration and reducing the value of the security).

                   Mortgage-Backed and Asset-Backed Securities

General Characteristics. (US Bond Index Fund only) The Fund may invest in mortgage-backed securities. A mortgage-backed security consists of a pool of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if the Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will decrease both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease yield to maturity and market values. To the extent that they invest in mortgage-backed securities, the Advisor may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

Government Guaranteed Mortgage-Backed Securities. (US Bond Index Fund only) The Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the US government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates (`REMIC Certificates'), collateralized mortgage obligations and stripped mortgage-backed securities. The Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

Ginnie Mae Certificates. (US Bond Index Fund only) Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the `Housing Act'), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (`FHA Loans'), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended (`VA Loans'), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the US government is pledged to the payment of all amounts that may be required to be paid under any Ginnie Mae guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the US Treasury with no limitations as to amount.

The Ginnie Mae Certificates in which the US Bond Index Fund will invest will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate graduated payment mortgage loans; (iii) fixed-rate growing equity mortgage loans; (iv) fixed-rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans (`buydown' mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully amortizing loans secured by first liens on one- to four-family housing units.

Fannie Mae Certificates. (US Bond Index Fund only) Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the US government.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed-rate level payment mortgage loans; (ii) fixed-rate growing equity mortgage loans; (iii) fixed-rate graduated payment mortgage loans; (iv) variable rate mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed-rate and adjustable mortgage loans secured by multifamily projects.

Freddie Mac Certificates. (US Bond Index Fund only) Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the `FHLMC Act'). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the US government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a `Freddie Mac Certificate group') purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Other US government securities that US Bond Index Fund may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the US, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the US government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Stripped Mortgage-Backed Securities. (US Bond Index Fund only) The cash flows and yields on Interest Only (`IO') and Principal Only (`PO') classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

Adjustable Rate Mortgages - Interest Rate Indices. (US Bond Index Fund only) Adjustable rate mortgages in which the US Bond Index Fund invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on US Treasury securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the `FHLB Eleventh District') that are member institutions of the Federal Home Loan Bank of San Francisco (the `FHLB of San Francisco'), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in US dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

Asset-Backed Securities. (US Bond Index Fund only) The asset-backed securities in which the US Bond Index Fund may invest are limited to those which are readily marketable, dollar-denominated and rated BBB or higher by S&P or Baa or higher by Moody's. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Mortgage-Backed Securities and Asset-Backed Securities--Types of Credit Support. (US Bond Index Fund only) The mortgage-backed securities in which the US Bond Index Fund may invest are limited to those relating to residential mortgages. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The US Bond Index Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include `senior-subordinated securities' (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of `reserve funds' (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and `over-collateralization' (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

                              Derivative Securities

General. Each Fund may invest in various instruments that are commonly known as `derivatives.' Generally, a derivative is a financial arrangement, the value of which is based on, or `derived' from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Advisor will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of the Fund and when consistent with the Fund's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

The Funds' investment in options, futures or forward contracts, swaps and similar strategies (collectively, `derivatives') depends on the Advisor's judgment as to the potential risks and rewards of different types of strategies. Derivatives can be volatile investments and may not perform as expected. If the Advisor applies a hedge at an inappropriate time or judges price trends incorrectly, derivative strategies may lower the Funds' return. A Fund could also experience losses if the prices of its derivative positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to a Fund in the event of default by the other party to the contract.

                         Derivative Securities: Options

Options on Securities. Each Fund may write (sell) covered call and put options to a limited extent on its portfolio securities (`covered options') in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, a Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund. All options written by the Funds are `covered.'

A call option written by a Fund is `covered' if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Fund in cash or liquid securities.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the `exercise price') by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission (`net premium'), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

A put option written by a Fund is `covered' when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a `closing purchase transaction.' A Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Fund may make a `closing sale transaction' which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

A Fund may purchase call and put options on any securities in which it may invest. A Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (`protective puts') or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. A Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Each Fund may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If a Fund cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell or deliver a security it would otherwise retain. The Funds may purchase and sell options traded on recognized foreign exchanges. The Funds may also purchase and sell options traded on US exchanges and, to the extent permitted by law, options traded over-the-counter.

A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, a Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Fund's Trustees. Unless the Board of Trustees conclude otherwise, each Fund intends to treat OTC options as not readily marketable and therefore subject to each Fund's on investments in illiquid securities.

Options on Securities Indices. Each Fund may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

Options on securities indices are similar to options on securities except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash `exercise settlement amount' equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed `index multiplier.' Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Each Fund will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading such options is no greater than the risk of trading options on securities.

As discussed in `Options on Securities,' a Fund would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle a Fund, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. A Fund would ordinarily have a gain if the value of the index increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the index remained at or below the exercise price during the option period.

As discussed in `Options on Securities,' a Fund would normally purchase `protective puts' in anticipation of a decline in the market value of the relevant index. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. The purchase of protective puts is generally designed to offset or hedge against a decline in the market value of the index. A Fund would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

EAFE(R) Equity Index Fund may, to the extent allowed by Federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although a Fund generally will only purchase or write such an option if the Advisor believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate portfolio securities to meet settlement obligations. Each Fund's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Spreadlocks. The Funds, except the Equity 500 Index Fund and Scudder Real Estate Securities Portfolio, may enter into spreadlocks. A spreadlock is a form of swap contract that involves an exchange of a one time cash payment based on a specific financial index between the Fund and another party. A spreadlock allows an interest rate swap user to lock in the forward differential between the interest rate swap rate and the yield of the government bond underlying the swap. Essentially, a spreadlock allows the investor to buy or sell the spread forward by entering into a forward contract on the swap spread (i.e., the spread between the government yield and the swap rate (or yield)) for a given maturity. The price of a spreadlock is determined by the yield spread between a forward starting fixed/floating swap and a forward transaction in a government bond. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation until the agreement matures, at which time the cash payment, based on the value of the swap on the maturity date, is exchanged between the two parties.

                               Currency Management

General. In connection with a Fund's investments denominated in foreign currencies, the Advisor may choose to utilize a variety of currency management (hedging) strategies. The Advisor seeks to take advantage of different yield, risk and return characteristics that different currency; currency denominations and countries can provide to US investors. In doing so, the Advisor will consider such factors as the outlook for currency relationships; current and anticipated interest rates; levels of inflation within various countries; prospects for relative economic growth; and government policies influencing currency exchange rates and business conditions. Although the Advisor may attempt to manage currency exchange rate risks, there is no assurance that the Advisor will do so, or do so at an appropriate time or that the Advisor will be able to predict exchange rates accurately.

Currency Exchange Transactions. Because each Fund may buy and sell securities denominated in currencies other than the US dollar and receives interest, dividends and sale proceeds in currencies other than the US dollar, each Fund from time to time may enter into currency exchange transactions to convert to and from different currencies and to convert currencies to and from the US dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market or uses forward contracts to purchase or sell foreign currencies.

Forward Currency Exchange Contracts. (Each Fund expect Scudder Real Estate Securities Portfolio) A forward currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward currency exchange contract may not have a deposit requirement and may be traded at a net price without commission. Each Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward currency exchange contract. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in exchange rates, or prevent loss if the prices of these securities should decline.

Each Fund may enter into currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a Fund's position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor's long-term investment decisions, a Fund will not routinely enter into currency hedging transactions with respect to security transactions; however, the Advisor believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the Commodity Futures Trading Commission (the `CFTC'), the CFTC may in the future assert authority to regulate forward contracts. In such event a Fund's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency forward contracts may not eliminate fluctuations in the underlying US dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the US dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the US dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

Options on Foreign Currencies. (EAFE(R) Equity Index Fund only) The EAFE(R) Equity Index Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the EAFE(R) Equity Index Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The EAFE(R) Equity Index Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the EAFE(R) Equity Index Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The EAFE(R) Equity Index Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is `covered' if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian.

The EAFE(R) Equity Index Fund also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the US dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in US dollars marked to market daily.

Swap Agreements. Each Fund (except the Equity 500 Index Fund and Scudder Real Estate Securities Portfolio) may enter into swap agreements to the extent that obligations under such agreements represent not more than 10% of the Fund's total assets. Swap agreements are contracts entered into by two parties, primarily institutional investors, for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the `net amount'). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, US Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio.

Whether the use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, a Fund will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. This risk will be mitigated by investing the Fund in the specific asset for which it is obligated to pay a return.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the `CEA') and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which includes the following, provided the participant's total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a `safe harbor' for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (i) have individually tailored terms; (ii) lack exchange style offset and the use of a clearing organization or margin system; (iii) are undertaken in conjunction with a line of business; and (iv) are not marketed to the public.

    Derivative Securities: Futures Contracts and Options on Futures Contracts

General. Each Fund may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the CFTC or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-US currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

Each Fund will engage in futures and related options transactions only for bona fide hedging or other non-hedging purposes as permitted by CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The Funds may, for example, enter into futures contracts and options on futures contracts on securities, securities indices and currencies to manage its exposure to changing interest rates, security prices and currency exchange rates or as an efficient means of managing allocations between asset classes. All futures contracts entered into by the Funds are traded on US exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC. The Funds will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities or instruments held by the Funds or securities or instruments which they expect to purchase. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be `bona fide hedging' will not exceed 5% each Funds' net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

Each Fund's futures transactions may be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund own or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are denominated) that the Fund intends to purchase. As evidence of this hedging intent, the Funds expect that, on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), the Funds will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Funds to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets. Each Fund may not invest more than 25% of its total assets in purchased protective put options.

The successful use of futures contracts and options thereon draws upon the Advisor's skill and experience with respect to such instruments and are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Funds. Successful use of futures or options contracts is further dependent on the Advisor's ability to predict correctly movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.

The Board of Trustees has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and, the Funds may also use stock index futures on a continual basis to equitize cash so that the Funds may maintain 100% equity exposure.

Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. US futures contracts have been designed by exchanges which have been designated `contracts markets' by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. Each Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or financial indices including any index of US Government securities, foreign government securities or corporate debt securities. Each Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the US government, such as long-term US Treasury Bonds, Treasury Notes, Ginnie Mae modified pass-through mortgage-backed securities and three-month US Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by governments other than the US government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, a Fund must allocate cash or securities as a deposit payment (`initial margin'). Daily thereafter, the futures contract is valued and the payment of `variation margin' may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts (other than those that settle in cash such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it enters into futures contracts.

One purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. A Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or securities acceptable to the broker from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate or currency exchange rate trends by the Advisor may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Advisor believes that use of such contracts will benefit the Funds, if the Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Futures Contracts on Securities Indices. The Funds may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of US or non-US securities. Index futures may be used for speculative purposes, as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Funds or adversely affect the prices of securities which are intended to be purchased at a later date for the Funds or as an efficient means of managing allocation between asset classes. An index futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging purposes, each transaction in futures contracts on a securities index involves the establishment of a position which, the Advisor believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for a Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Options on Futures Contracts (Including Futures Contracts on Securities Indices). Each Fund may purchase and write (sell) options on futures contracts for speculative or hedging purposes. For example, as with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying portfolio securities which are the same as or correlate with the security or foreign currency futures contract that is deliverable upon exercise of the option on that futures contract. If the futures price at expiration of the option is below the exercise price specified in the option, a Fund will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in a Fund's holdings.

The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, a Fund may purchase a put option on an index futures contract to hedge against the risk of declining securities values.

The amount of risk a Fund assumes when it purchases an option on an index futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Additional Risks Related to Transactions in Options, Futures Contracts, Options on Futures Contracts, Swaps and Forward Foreign Currency Exchange Contracts. The Funds' management techniques involve (1) liquidity risk (contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market), (2) correlation risk (changes in the value of hedging positions may not match the securities market and foreign currency fluctuations intended to be hedged), and (3) market risk (an incorrect prediction of securities prices or exchange rates by the Advisor may cause the Fund to perform worse than if such positions had not been taken). In addition, the ability to terminate OTC derivatives is more limited than with exchange traded derivatives and may involve the risk that the counterparty to the option will not fulfill its obligations.

Asset Coverage. The Funds will comply with the segregation or coverage guidelines established by the SEC and other applicable regulatory bodies with respect to certain transactions, including (but not limited to) options written on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; forward currency contracts; and swaps, caps, floors and collars. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities to the extent the Fund's obligations with respect to these strategies are not otherwise covered through ownership of the underlying security or financial instrument, by other portfolio positions or by other means consistent with applicable regulatory policies. Unless the transaction is covered, the segregated assets must at all times equal or exceed the Fund's obligations with respect to these strategies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Board of Trustees of the Funds has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure. In compliance with current CFTC regulations, the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

For example, a call option written on securities may require a Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund may require the Fund to segregate assets (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If the Fund holds a futures contract, the Fund could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

The use of derivatives is a highly specialized activity which involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on these derivatives depend on the Advisor's ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by the Fund in entering into futures contracts, written options, forward currency contracts and certain swaps is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Fund in the event of default by the other party to the contract.

Except as set forth above under `Derivative Securities: Futures Contracts and Options on Futures Contracts', there is no limit on the percentage of the assets of a Fund that may be at risk with respect to futures contracts and related options or forward currency contracts. Each Fund's transactions in options, forward currency contracts, futures contracts, options on futures contracts and swaps may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. See `Taxes.' There can be no assurance that the use of these portfolio strategies will be successful.

                    Derivative Securities: Hedging Strategies

Hedging Strategies. Each Fund may use certain strategies designed to adjust the overall risk of its investment portfolio. These `hedging' strategies involve derivative contracts, including (but not limited to) futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Fund's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Fund change its investments among different types of securities.

Each Fund might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Advisor is incorrect in its judgment on market values, interest rates, currency rates or other economic factors in using a hedging strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

..    the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Fund;

..    the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

..    possible constraints placed on the Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain `cover' or to segregate securities; and

..    the possibility that the Fund will be unable to close out or liquidate its hedged position.

A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time; however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of derivative transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. With respect to futures contracts, since the value of portfolio securities will generally far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

In hedging transactions based on an index, whether the Fund will realize a gain or loss depends upon movements in the level of securities prices in the securities market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such `over hedging' or `under hedging' may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in a securities index and movements in the price of securities index futures, a correct forecast of general market trends by the Advisor still may not result in a successful hedging transaction.

To the extent that a Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits and the Fund may be unable to close out a position without incurring substantial losses, if at all. Each Fund is also subject to the risk of default by a counterpart to an off-exchange transaction. See `Illiquid Securities.'

                                Other Investments

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the `1933 Act'), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the `SEC') has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a `safe harbor' from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from each Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Funds, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Funds could be adversely affected.

In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security;
(ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

When-Issued and Delayed Delivery Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund identifies, as part of a segregated account, cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund, except the Scudder Real Estate Securities Portfolio, not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments. The Scudder Real Estate Securities Portfolio does have not a stated limit of investment.

Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-US banks and certain non-bank dealers, including governmental securities dealers. Under the terms of a typical repurchase agreement, a Fund would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Funds bear a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Funds may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Funds could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act. The Scudder Real Estate Securities Portfolio will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

Reverse Repurchase Agreements. The Funds may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a `reverse repurchase agreement'). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash, US Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. . In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by a Fund.

Lending of Portfolio Securities. Each Fund has the authority to lend up to 30% (the Nasdaq-100 Index Fund and Scudder Real Estate Securities Portfolio may lend up to 33.3%) of the total value of its portfolio securities to brokers, dealers and other financial organizations. The Funds will not lend securities to the Advisor, the Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, a Fund may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and US government obligations are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. From time to time, the Funds may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Funds and that is acting as a `finder'.

The Funds will adhere to the following conditions whenever its securities are loaned: (1) the Funds must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower;
(2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral;
(3) the Funds must be able to terminate the loan at any time; (4) the Funds must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the Funds may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Funds must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Funds continue to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Funds are subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. The Funds are a party to an exemptive order from the SEC which allows cash collateral to be invested in a money market fund managed by the Advisor (or one of its affiliates) and the Advisor (or one of its affiliates) may serve as the Funds' lending agent and may share in revenue received from securities lending transactions as compensation for this service.

                             Additional Risk Factors

In addition to the risks discussed above, the Funds' investments may be subject to the following risk factors:

Diversification. The EAFE(R) Equity Index Fund, Equity 500 Index Fund, Small Cap Index Fund, US Bond Index Fund are `diversified' under the 1940 Act and are also subject to issuer diversification requirements imposed on regulated investment companies by Subchapter M of the Code. The Nasdaq-100 Index Fund and Scudder Real Estate Securities Portfolio are `non-diversified' under the 1940 Act, which means that the Funds are not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. As a non-diversified investment company, the Funds may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that the Funds assume large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

The Nasdaq-100 Index Fund and Scudder Real Estate Securities Portfolio are subject to certain federal tax diversification requirements and to the policies adopted by the Advisor. To qualify as a `regulated investment company,' the Funds will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and the Nasdaq-100 Index Fund will not own more than 10% of the outstanding voting securities of a single issuer. These federal tax diversification requirements are subject to certain qualifications and exceptions.

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Obligations and other securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions are `fundamental policies' of each Fund and may not be changed with respect to a Fund without the approval of a `majority of the outstanding voting securities' of the Fund. `Majority of the outstanding voting securities' under the 1940 Act, and as used in this SAI, means, with respect to each Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, EAFE(R) Equity Index Fund, Equity 500 Index Fund, Small Cap Index Fund and Nasdaq-100 Index Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction (as an operating policy, the Funds may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% (33.3% for the Nasdaq-100 Index Fund) of the Fund's total assets (taken at market value); or (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

         (5) concentrate its investments in any particular industry (excluding US Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) except for the Nasdaq-100 Index Fund) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in US Government securities.

As a matter of fundamental policy, Scudder Real Estate Securities Portfolio may not:

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

         (1) borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33.3% of the Fund's total assets;

         (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% (33.3% for the Nasdaq-100 Index Fund) of the Fund's total assets (taken at market value); or (b) through the use of repurchase agreements or the purchase of short-term obligations;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

         (5) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (6) invest for purposes of exercising control over management.

As a matter of fundamental policy, US Bond Index Fund may not:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption `Additional Restrictions' below (as an operating policy, the Funds may not engage in dollar roll transactions);

         (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

         (5) concentrate its investments in any particular industry (excluding US Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in US Government Securities.

                             Additional Restrictions

In order to comply with certain statutes and policies, the EAFE(R) Equity Index Fund, Equity 500 Index Fund, Small Cap Index Fund and Nasdaq-100 Index Fund will not, as a matter of operating policy (except such policies may be changed by the Board of Trustees):

         (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (ii) invest for the purpose of exercising control or management;

         (iii) purchase for the Fund securities of any investment company if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; or

         (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal.

In order to comply with certain statues and policies, the Scudder Real Estate Securities Portfolio will not, as a matter of operating policy (except such policies may be changed by the Board of Trustees):

         (i) purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Fund;

         (ii) purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;

         (iii) sell securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

         (iv) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (v) enter into leveraged future transactions if it would be possible for the Fund to lose more money than it invested, however, the Fund may enter into futures contracts, and write and buy put and call options relating to futures contracts; and

         (vi) invest 25% or more of its total assets in securities of companies principally engaged in any one industry, except that the Fund may invest without limitation in securities of companies engaged principally in the real estate industry.

In order to comply with certain statutes and policies, the US Bond Index Fund will not, as a matter of operating policy (except such policies may be changed by the Board of Trustees):

         (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (ii) sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any US issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange (This provision does not include the sale of securities where the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (the Fund has no current intention to engage in short selling);

         (iii) invest for the purpose of exercising control or management;

         (iv) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) (except the Fund may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC)to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) (except the Fund may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

         (v) invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's Board of Trustees);

         (vi) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal;

         (vii) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States stock exchange, to the extent permitted by applicable state securities laws.

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

                               Portfolio Turnover

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in the Funds may be sold whenever the Advisor believes it is appropriate to do so in light of the investment objective of the Funds without regard to the length of time a particular security may have been held. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year, or if 10% of the portfolio securities were replaced ten times in one year.

The rate of portfolio turnover of the Nasdaq-100 Index Fund may exceed that of certain other mutual funds with the same investment objective. The amount of brokerage commissions tends to increase as the level of portfolio activity increases.

Each Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions.

                Portfolio Transactions and Brokerage Commissions

Subject to the general supervision of the Board of Trustees, the Advisor (or Sub-Advisor for the Scudder Real Estate Securities Portfolio) makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. In executing portfolio transactions, the Advisor or Sub-Advisor seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Commission rates, being a component of price, are considered together with such factors. Where transactions are effected on a foreign securities exchange, the Funds employ brokers, generally at fixed commission rates. Commissions on transactions on U.S. securities exchanges are subject to negotiation. Where transactions are effected in the over-the-counter market or third-party market, the Funds deal with the primary market makers unless a more favorable result is obtainable elsewhere. Fixed income securities purchased or sold on behalf of the Funds normally will be traded in the over-the-counter market on a net basis (i.e. without a commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. Some fixed income securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission.

Pursuant to the investment advisory agreement for all the Funds except the Scudder Real Estate Securities Portfolio, the Advisor selects broker-dealers in accordance with guidelines established by the Trust's Board of Trustees from time to time and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended. The Sub-Advisor to the Scudder Real Estate Securities Portfolio, pursuant to the sub-advisory agreement, selects broker-dealers in accordance with guidelines established by the Trust's Board of Trustees from time to time and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended. In assessing the terms available for any transaction, the Advisor or Sub-Advisor consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the investment advisory agreement authorizes the Advisor and the sub-advisory agreement authorizes the Sub-Advisor, subject to the periodic review of the Trust's Board of Trustees, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor or Sub-Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor or Sub-Advisor to the Funds. Such brokerage and research services may consist of pricing information, reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

Supplemental research information utilized by the Advisor or Sub-Advisor is in addition to, and not in lieu of, services required to be performed by the Advisor or Sub-Advisor and does not reduce the advisory fees payable to the Advisor and the sub-advisory fee payable to the Sub-Advisor. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts of the Advisor or Sub-Advisor for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Investment decisions for the Fund and for other investment accounts managed by the Advisor or Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

Pursuant to procedures determined by the Trustees and subject to the general policies of the Funds and Section 17(e) of the 1940 Act, the Advisor or Sub-Advisor may place securities transactions with brokers with whom it is affiliated ("Affiliated Brokers").

Section 17(e) of the 1940 Act limits to "the usual and customary broker's commission" the amount which can be paid by a Fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The Board, including a majority of the Trustees who are not "interested persons," as such term is defined in the 1940 Act, of the Trust or the Advisor or Sub-Advisor, has adopted procedures designed to comply with the requirements of Section 17(e) of the 1940 Act and Rule 17e-1 promulgated thereunder to ensure that the broker's commission is "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time"

A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than its contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which it acts as a clearing broker and any of their customers determined, by a majority of the Trustees who are not "interested persons" of the Funds or the Advisor or Sub-Advisor, not to be comparable to the Funds. With regard to comparable customers, in isolated situations, subject to the approval of a majority of the Trustees who are not "interested persons" of the Trust or the Advisor or Sub-Advisor, exceptions may be made. Since the Advisor or Sub-Advisor, as investment advisor or sub-advisor to the Funds, has the obligation to provide management, which includes elements of research and related skills, such research and related skills will not be used by them as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Funds will not engage in principal transactions with Affiliated Brokers. When appropriate, however, orders for the account of a Fund placed by Affiliated Brokers are combined with orders of their respective clients, in order to obtain a more favorable commission rate. When the same security is purchased for two or more Portfolios or customers on the same day, each Fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

Affiliated Brokers furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by them or any of their associated persons in connection with effecting transactions for the account of the Funds, and the Board reviews and approves all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith.

Affiliated Brokers do not knowingly participate in commissions paid by the Funds to other brokers or dealers and do not seek or knowingly receive any reciprocal business as the result of the payment of such commissions. In the event that an Affiliated Broker learns at any time that it has knowingly received reciprocal business, it will so inform the Board.

For the fiscal years ended December 31,2002, December 31, 2001, and December 31, 2000, Equity 500 Index Fund paid brokerage commissions in the amount of $___, $___, and $___, respectively. During the fiscal year ended December 31, 2002, none of these brokerage commissions were paid to an affiliate.

For the fiscal years ended December 31, 2002, December 31, 2001, and December 31, 2000, the Small Cap Index Fund paid brokerage commissions in the amount of $___, $___, and $___, respectively. During the fiscal year ended December 31, 2002, none of these brokerage commissions were paid to an affiliate.

For the fiscal years ended December 31, 2002, December 31, 2001, December 31, 2000, the EAFE(R) Equity Index Fund paid brokerage commissions in the amount of $___, $___, and $___, respectively. During the fiscal year ended December 31, 2002, none of these brokerage commissions were paid to an affiliate.

For the fiscal year ended December 31, 2002, December 31, 2001, the Nasdaq-100 Index Fund paid brokerage commissions in the amount of $___, and $___. None of these commissions were paid to an affiliate.

                             PERFORMANCE INFORMATION

                        Standard Performance Information

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. Mutual fund performance is commonly measured as total return and/or yield. Each Fund's performance is affected by its expenses. These performance figures are calculated in the following manner:

Yield: Yield refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. This difference may be significant for a Fund whose investments are denominated in foreign currencies.

Total return: Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results.

Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of a Fund will vary depending upon interest rates, the current market value of the securities held by the corresponding Fund and changes in the expenses of the Fund. In addition, during certain periods for which total return may be provided, the Advisor may have voluntarily agreed to waive portions of its fees, or reimburse certain operating expenses of a Fund, on a month-to-month basis. Such waivers will have the effect of increasing such Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

Average Annual Total Return is calculated according to the following formula:

                     P (1 + T)/n/ = ERV

Where:

        P = a hypothetical initial payment of $1,000, T = average annual total return, and n = number of years.
        erv = ending redeemable value

In calculating the above, it is assumed that the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, all dividends and distributions are reinvested at the price stated in the prospectus, and all recurring fees that are charged to all shareholder accounts are included.

Average Annual Total Returns - Class A Shares

                                      1 Year                Since Inception

Equity 500 Index Fund                (12.18%)                   5.56%*

Small Cap Index Fund                   2.07%                    4.51%**

EAFE(R)Equity Index Fund             (24.69%)                  (2.15%)***

* October 1, 1997
** August 25, 1997
*** August 22, 1997

US Bond Index and Scudder Real Estate Securities Portfolio have not commenced operations as of the date of this SAI and the Nasdaq-100 Index Fund was not operational as of December 31, 2001. Class B shares of the Funds have not commenced operation as of the date of this SAI.

Performance Results: Total returns and yields are based on past results and are not an indication of future performance. Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Funds' performance information could include local, national or foreign publications.

When we advertise total return information for Class A and B shares we may present actual returns for the classes as well as returns for the class with the longest performance history adjusted to reflect the appropriate maximum sales charges, if any, and expenses for these periods dating back to the inception date of the class with the longest performance history.

                         Economic and Market Information

Advertising and sales literature of a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI').

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

                             Valuation of Securities

Each Fund is open for business each day the New York Stock Exchange, Inc. (`NYSE') is open (a `Valuation Day'). Each Fund's net asset value (`NAV') per share is calculated as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time (the `Valuation Time'). The Funds calculate a net asset value per share for each class. The formula for calculating the Fund's net asset value by class calls for deducting all of the liabilities of each class from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of outstanding shares of that class as of the time of valuation.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities major trading exchange or may be determined through use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at some other value. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (`FRR 1' (formerly Accounting Series Release No. 113)) which concludes that there is `no automatic formula' for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

         type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Advisor or Sub-Advisor, under the supervision of the Board of Trustees, will value such securities based upon all relevant factors as outlined in FRR 1.

                        Purchase and Redemption of Shares

Shares of each Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contract owners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contract owners. Contract owners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with each Fund's prospectus. Each Fund and the Distributor reserve the right to reject any purchase order for shares of a Fund.

Each investor in a Fund may add to or reduce its investment in the Fund on each day the Fund determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Fund will be determined by multiplying the net asset value of the Fund by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Fund. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as the close of business on the following business day.

Payment for redeemed shares will ordinarily be made within seven (7) business days after a Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contract owner's request in proper form.

Each Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The prospectus for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

                        Redemptions and Purchases in Kind

The Trust, on behalf of each Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing a Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under `Valuation of Securities' as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor or Sub-Advisor, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the applicable Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. When securities are used as payment for shares or as a redemption in kind from the fund, the transaction fee will not be assessed. However, the shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                          Trading in Foreign Securities

With respect to the EAFE(R) Equity Index Fund, trading in foreign cities may be completed at times which vary from the closing of the NYSE. In computing the net asset values, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued under procedures adopted by and under the supervision of the Board of Trustees, although the actual calculation may be done by others.

                             MANAGEMENT OF THE TRUST

The Trust is governed by a Board of Trustees which is responsible for protecting the interests of investors. None of the executive officers of the Trust or the Funds devotes full time to the affairs of the Trust or the Funds.

The Board of Trustees is comprised of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

The Trustees and officers of the Trust, their birth dates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period. No Trustee of the Trust is considered an interested Trustee. Each Trustee shall serve as Trustee until his resignation or termination as provided in the Trust's Declaration of Trust Unless otherwise indicated, the address of each Trustee and officer with respect to the Funds is One South Street, Baltimore, MD 21202.

                              Trustees and Officers

Non-Interested Directors

Name, Date of Birth,                                                                        Number of Funds in
Position with the Funds and   Business Experience and Directorships                         the Fund Complex
Length of Time Served/1,2/    During the Past 5 Years                                       Overseen
----------------------------------------------------------------------------------------------------------------
Richard R. Burt               Chairman, IEP Advisors, Inc. (July 1998 to present);                  67
2/3/47                        Chairman of the Board, Weirton Steel Corporation/3/ (April
Trustee since 2002            1996 to present); Member of the Board, Hollinger
                              International, Inc./3/ (publishing) (1995 to present), HCL
                              Technologies Limited (information technology) (April 1999
                              to present), UBS Mutual Funds (formerly known as Brinson
                              and Mitchell Hutchins families of funds) (registered
                              investment companies) (1995 to present); and Member,
                              Textron Inc./3/ International Advisory Council (July 1996
                              to present). Formerly, Partner, McKinsey & Company
                              (consulting) (1991-1994) and US Chief Negotiator in
                              Strategic Arms Reduction Talks (START) with former Soviet
                              Union and US Ambassador to the Federal Republic of Germany
                              (1985-1991); Member of the Board, Homestake Mining/3/ (mining and exploration)(1998-February 2001), Archer Daniels
                              Midland Company/3/(agribusiness operations)(October 1996-June
                              2001) and Anchor Gaming (gaming software and equipment)
                             (March 1999-December 2001).
----------------------------------------------------------------------------------------------------------------
S. Leland Dill                Trustee, Phoenix Zweig Series Trust (since September 1989),           65
3/28/30                       Phoenix Euclid Market Neutral Funds (since May 1998)
Trustee since 2002            (registered investment companies); Retired (since 1986).
                              Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                              Director, Vintners International Company Inc. (June 1989-May
                              1992), Coutts (USA) International (January 1992-March 2000),
                              Coutts Trust Holdings Ltd., Coutts Group (March 1991-March
                              1999); General Partner, Pemco (investment company) (June
                              1979-June 1986).
----------------------------------------------------------------------------------------------------------------
Martin J. Gruber              Nomura Professor of Finance, Leonard N. Stern School of               66
7/15/37                       Business, New York University (since September 1964);
Trustee since 2002            Trustee, CREF (Pension Fund) (since January 2000); Director,
                              S.G. Cowen Mutual Funds (January 1985-January 2001), Japan
                              Equity Fund, Inc. (since January 1992), Thai Capital Fund,
                              Inc. (since January 2000) and Singapore Fund, Inc. (since
                              2000) (registered investment companies), Director, DB Hedge
                              Strategies Fund LLC (June 2002 to present). Formerly,
                              Trustee, TIAA (Pension Fund) (January 1996-January 2000).
----------------------------------------------------------------------------------------------------------------

Name, Date of Birth,                                                                        Number of Funds in
Position with the Funds and   Business Experience and Directorships                         the Fund Complex
Length of Time Served/1,2/      During the Past 5 Years                                       Overseen
----------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman            Private Equity Investor (January 1997 to present); Director,          65
5/27/37                       Soundview Technology Group Inc. (investment banking) (July
Trustee since 2002            1998 to present), Corvis Corporation/3/ (optical networking equipment) (July 2000 to present), Brown Investment Advisory
                              & Trust Company (investment advisor) (February 2001 to
                              present), The Nevis Fund (registered investment company)
                              (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly,
                              Director, Circon Corp./3/ (medical instruments) (November
                              1998-January 1999); President and Chief Executive Officer,
                              The National Association of Securities Dealers, Inc. and The
                              NASDAQ Stock Market, Inc. (1987-1997); Chief Operating
                              Officer of Alex. Brown & Sons Incorporated (now Deutsche
                              Bank Securities Inc.) (1985-1987); General Partner, Alex.
                              Brown & Sons Incorporated (now Deutsche Bank Securities
                              Inc.) (1976-1985).
----------------------------------------------------------------------------------------------------------------
Richard J. Herring            Jacob Safra Professor of International Banking and                    65
2/18/46                       Professor, Finance Department, The Wharton School,
Trustee since 2002            University of Pennsylvania (since July 1972); Director,
                              Lauder Institute of International Management
                              Studies (since July 2000); Co-Director, Wharton
                              Financial Institutions Center (since July 2000)
                              and Vice Dean and Director, Wharton Undergraduate
                              Division (July 1995-June 2000).

----------------------------------------------------------------------------------------------------------------
Graham E. Jones               Senior Vice President, BGK Realty, Inc. (commercial real              65
1/31/33                       estate) (since 1995); Trustee, 8 open-end mutual funds
Trustee since 2002            managed by Weiss, Peck & Greer (since 1985) and Trustee of
                              22 open-end mutual funds managed by Sun Capital Advisers,
                              Inc. (since 1998).
----------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel              President and Chief Executive Officer, The Pew Charitable             65
4/10/51                       Trusts (charitable foundation) (1994 to present); Executive
Trustee since 2002            Vice President, Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly,
                              Executive Director, The Pew Charitable Trusts
                              (1988-1994); Director, ISI Family of Funds
                              (registered investment companies) (1997-1999) and
                              Director, The Glenmede Trust Company (investment
                              trust and wealth management) (1994-2002).
----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.          Principal, Philip Saunders Associates (Economic and                   65
10/11/35                      Financial Consulting) (since November 1988). Formerly,
Trustee since 2002            Director, Financial Industry Consulting, Wolf & Company
                              (consulting)(1987-1988); President, John Hancock Home
                              Mortgage Corporation (1984-1986); Senior Vice President of
                              Treasury and Financial Services, John Hancock Mutual Life
                              Insurance Company, Inc. (1982-1986).

----------------------------------------------------------------------------------------------------------------
William N. Searcy             Pension & Savings Trust Officer, Sprint Corporation/3/                  65
9/03/46                       (telecommunications) (since November 1989); Trustee of 22
Trustee since 2002            open-end mutual funds managed by Sun Capital Advisers, Inc.
                              (since November 1998).
----------------------------------------------------------------------------------------------------------------


Name, Date of Birth,                                                                       Number of Funds in
Position with the Funds and  Business Experience and Directorships                         the Fund Complex
Length of Time Served/1,2/   During the Past 5 Years                                       Overseen
----------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth           President, Robert H. Wadsworth Associates, Inc. (consulting           68
1/29/40                       firm) (1982 to present). Formerly, President and Trustee,
Trustee since 2002            Trust for Investment Managers (registered investment
                              company) (1999-2002); President, Investment Company
                              Administration, L.L.C. (1992*-July 2001); President,
                              Treasurer and Director, First Fund Distributors, Inc.
                              (1990-January 2002); Vice President, Professionally Managed
                              Portfolios (1999-2002) and Advisors Series Trust (1997-2002)
                              (registered investment companies); President, Guinness
                              Flight Investment Funds, Inc. (registered investment
                              company) (1994-1998).
                              * Inception date of the corporation which was the
                              predecessor to the L.L.C.
----------------------------------------------------------------------------------------------------------------

Interested Directors

Name, Date of Birth,         Business Experience and Directorships                         Nsumber of Funds in
Position with the Funds and  During the Past 5 Years                                       the Fund Complex
Length of Time Served/1,2/                                                                 Overseen
---------------------------------------------------------------------------------------------------------------
Richard T. Hale/4/           Managing Director, Deutsche Bank Securities Inc. (formerly            198
7/17/45                      Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
Chairman and Trustee since   Management (1999 to present); Director and President,
2002                         Investment Company Capital Corp. (registered investment
                             advisor) (1996 to present); Director, Deutsche
                             Global Funds, Ltd. (2000 to present), CABEI Fund
                             (2000 to present), North American Income Fund (2000
                             to present) (registered investment companies);
                             Director, Scudder Global Opportunities Fund (since
                             2003); Director/Officer Deutsche/Scudder Mutual
                             Funds (various dates); President, Montgomery Street
                             Securities, Inc. (2002 to present) (registered
                             investment companies); Vice President, Deutsche
                             Asset Management, Inc. (2000 to present); formerly,
                             Director, ISI Family of Funds (registered
                             investment company; 4 funds overseen) (1992-1999).
---------------------------------------------------------------------------------------------------------------

Officers

Name, Date of Birth,         Business Experience and Directorships
Position with the Funds and
Length of Time Served/1,2/   During the Past 5 Years
---------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr./5/    Managing Director of Deutsche Asset Management, Inc. (1999-present), Vice
8/30/58                      President and Director of Scudder Distributors, Inc. (2001-present), Trustee,
President since 2002         Crossroads for Kids, Inc. (serves at risk children) (1990-present); President and Director, Scudder Service Corp. (2000-present), Scudder Financial Services,
                             Inc. (2000-present), Scudder Investments Service Company (2001-present).
---------------------------------------------------------------------------------------------------------------

                                       44

Name, Date of Birth,
Position with the Funds and  Business Experience and Directorships
Length of Time Served/1,2/     During the Past 5 Years
---------------------------------------------------------------------------------------------------------------
Kenneth Murphy/5/            Vice President, Deutsche Asset Management (September 2000-present). Formerly,
10/13/63                     Director, John Hancock Signature Services (1992-2001); Senior Manager,
Vice President and           Prudential Mutual Fund Services (1987-1992).
Anti-Money Laundering
Compliance Officer since
2002

---------------------------------------------------------------------------------------------------------------
Charles A. Rizzo/5/          Director, Deutsche Asset Management (April 2000 to present). Formerly, Vice
8/5/57                       President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank
Treasurer since 2002         Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now
                             PricewaterhouseCoopers LLP) (1993-1998).
---------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch             Managing Director, Deutsche Asset Management (2002-present) and Director,
3/27/54                      Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset
Secretary since 1999         Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche
                             Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States
                             Securities and Exchange Commission (1993-1998).
---------------------------------------------------------------------------------------------------------------

/1/ Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
/2/ Length of time served represents the date that each Trustee or Officer first began serving in that position with Deutsche Asset Management VIT Funds Trust of which these funds are a series.
/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
/4/   Mr. Hale is a Trustee who is an "interested person" within the meaning of
      Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice
      President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.
/5/   Address: Two International Place, Boston, Massachusetts.

Messrs. Glavin, Hirsch, Murphy and Rizzo also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the Advisor.

                                   Committees

The Board has an Audit Committee consisting of Mr. Dill, who is the Committee's Chairman, and the remaining Non-Interested Directors. All of the members of the Audit Committee are independent as defined in the 1940 Act. The Audit Committee reviews the scope and results of the Fund's annual audit with the Fund's independent accountants and recommends the engagement of such accountants. The Audit Committee met five times during the fiscal year ended December 31, 2002.

The Board has a Pricing Committee consisting of Messrs. Dill and Saunders and Messrs. Burt, Hale, Jones, Searcy and Wadsworth serving as alternates. The Pricing Committee has responsibility for determine a valuation methodology for fund assets and, if the use of a calculated value of a security would result in a change to the NAV of more than one cent per share, to determine a fair value for that security. The Pricing Committee met four times during the fiscal year ended December 31, 2002.

                          Security and Other Interests

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in each portfolio of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2002.

                                                                  Aggregate Dollar Range of
                                       Dollar Range of        Ownership as of December 31, 2002
       Name of Trustee              Beneficial Ownership       Overseen by Trustee in the Fund
                                       in the Fund (1)                 in Funds Complex
-----------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
-----------------------

Richard R. Burt                             None                          Over $100,000
S. Leland Dill                              None                          Over $100,000
Martin J. Gruber                            None                         $10,001-$50,000
Joseph R. Hardiman                          None                          Over $100,000
Richard J. Herring                          None                        $50,001-$100,000
Graham E. Jones                             None                          Over $100,000
Rebecca W. Rimel                            None                          Over $100,000
Philip Saunders, Jr.                        None                          Over $100,000
William N. Searcy                           None                           $1-$10,000
Robert H. Wadsworth                         None                          Over $100,000

INTERESTED TRUSTEES
-------------------
Richard T. Hale                             None                          Over $100,000


(1) Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000.

As of December 31, 2002, none of the non-interested trustees, or their immediate family members owned, beneficially or of record, any securities in the advisor or principal underwriter of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the advisor or principal underwriter of the Trust.

                  Board Consideration of the Advisory Contract

The Board of Trustees, in considering the approval of the Investment Management Agreement for the Funds, reviewed the nature and quality of the service provided by the advisor. The Trustees considered the size and experience of the staff of the advisor, the global capabilities of the advisor, the performance of the Funds and the leadership in the field of indexing.

The Trustees reviewed a profitability analysis for the Funds. The Board considered the revenues, expenses, gross and net income, fee waivers, and the profit margin of the advisor with respect to each Fund and determined the advisory fees to be reasonable in relation to the services rendered. The Trustees reviewed an independent report from Lipper Inc. designed to compare contractual and actual management fees, operating expense components and total return performance of the Funds to funds with similar strategies. Each of the Funds was compared to a universe of seven to ten peers and they each ranked below average for management fees and administrative fees. The Board also noted information received at regular meetings throughout the year related to Fund performance and advisor services, and benefits potentially accruing to the advisor and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the advisor, as well as research services provided by the advisor from broker-dealers which execute transactions on behalf of the Funds.

The Board was satisfied that DeAM, Inc. possesses and will continue to maintain the organizational capabilities and financial resources to provide the Funds with the appropriate quality of service. The Board did not, however, identify any particular factor as the primary factor in its decision to approve the Investment Management Agreement.

The Investment Management Agreement is dated April 30, 2001 and has an initial term of two years and continues in effect thereafter from year to year if such continuance is specifically approved at least annually by the Fund's Board of Trustees or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Trustees of the Fund's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose,. The Agreement may be terminated by the Trust or the Advisor with 60 days written notice. The Agreement will terminate automatically in the event of an assignment.

                                  Compensation

No director, officer or employee of the Advisor or PFPC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

The Trust typically pays its Trustees an annual retainer and a per meeting fee and reimburses them for their expenses. The aggregate amount of compensation paid to each current Trustee by the Trust for the fiscal year ended December 31, 2002, was as follows:

                                                         Pension or                                          Total
                                    Aggregate        Retirement Benefits        Estimated Annual          Compensation
        Name of Person,            Compensation       Accrued as Part of            Benefits            from Registrant
           Position                 from Trust*         Trust Expenses          Upon Retirement        and Fund Complex
NON-INTERESTED
TRUSTEES
---------------
Richard R. Burt
S. Leland Dill
Martin J. Gruber
Joseph R. Hardiman
Richard J. Herring
Graham E. Jones
Rebecca W. Rimel
Philip Saunders, Jr.
William N. Searcy
Robert H. Wadsworth

INTERESTED TRUSTEES
-------------------
Richard T. Hale


* Amount does not include reimbursed expenses for attending Board meetings.

             CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF THE TRUST

As of April 1, 2003 the Trustees and officers of the Trust [owned in the aggregate less than 1% of the shares of the any Fund or the Trust (all series taken together).]

Through their separate accounts, the Companies are the Funds' sole stockholders of record. Listed in the tables below are shareholders deemed to be control persons or principal owners of a Fund, as defined in the 1940 Act. Control persons are presumed to control a Fund for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the outstanding voting securities of a Fund. Principal holders own of record or beneficially 5% or more of a Fund's outstanding voting securities.

As of April 11, 2003, the shareholders of record owned 5% or more of the outstanding shares of the Equity 500 Index Fund:

                        Name and Address                   Percentage Owned
                        ----------------                   ----------------

       Lincoln National Life Insurance Company                     %
       Variable Annuity Account C
       1300 South Clinton Street
       Fort Wayne, IN 46802-3506

       Lincoln National Life Insurance Company                     %
       Lincoln Life Separate Account 27
       1300 South Clinton Street
       Fort Wayne, IN 46802-3506

       Lincoln National Life Insurance Company                     %
       Lincoln Life Variable Annuity Account N
       1300 South Clinton Street
       Fort Wayne, IN 46802-3506

       Integrity Life Insurance Company                            %
       515 West Market Street, 8/th/ Floor
       Louisville, KY 40202-3333

       Lincoln Life Insurance Company                              %
       Lincoln Life Flexible Premium Variable Life Account M
       1300 South Clinton Street
       Fort Wayne, IN 46802-3506

As of April 11, 2002, the following shareholders of record owned 5% or more of the outstanding Shares of the Small Cap Index Fund:

                        Name and Address                   Percentage Owned
                        ----------------                   ----------------

       Lincoln National Life Insurance Company                   %
       Variable Annuity Account C
       1300 South Clinton Avenue
       Fort Wayne, IN 46802-3506

       Lincoln National Life Insurance Company                   %
       Separate Account 36
       1300 South Clinton Avenue
       Fort Wayne, IN 46802-3506

       CM Life Insurance Company                                 %
       1295 State Street
       Springfield, MA 01111

       Connecticut General Life                                  %
       Insurance Separate Account FE
       900 Cottage Grove Rd.
       Hartford, CT 06152

       Great West Life & Annuity Insurance Co.                   %
       8515 E. Orchard Rd
       Englewood, CO 80111-5037

       Travelers Insurance Company                               %

         Fund BD IV for Variable Annuities
         One Tower Square
         Hartford, CT 06183

         National Integrity Life Insurance Co.            %
         515 West Market Street, 8/th/ Floor
         Louisville, KY 40202-3333

As of April 11, 2002, the following shareholders of record owned 5% or more of the outstanding Shares of the EAFE(R) Equity Index Fund:

                        Name and Address                  Percentage Owned
                        ----------------                  ----------------

         Connecticut General Life                         %
         Insurance Separate Account FE
         900 Cottage Grove Rd.
         Hartford, CT 06152

         Travelers Insurance Company                      %
         Fund BD III for Variable Annuities
         One Tower Square
         Hartford, CT 06183

         United of Omaha                                  %
         Mutual of Omaha Plaza
         Omaha, NE 68175

         Connecticut General Life                         %
         Insurance Separate Account PG
         280 Trumbull Street
         P.O. Box 2975
         Hartford, CT 06152

         CIGNA                                            %
         Separate Account G
         280 Trumbull Street
         P.O. Box 2975
         Hartford, CT 06152

         Travelers Insurance Company                      %
         Fund BD IV for Variable Annuities
         One Tower Square
         Hartford, CT 06183

As of April 11, 2003, there were no shareholders of record of the Nasdaq-100 Index Fund

                                 Code of Ethics

The Fund's advisor and its affiliates have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act ("Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

                               Investment Advisor

Under the supervision of the Board of Trustees, Deutsche Asset Management, Inc. ("DeAM, Inc."), with headquarters at 280 Park Avenue, New York, NY 10017, acts as the Funds' Investment Advisor. The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG (`Deutsche Bank'), an international commercial and investment banking group. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Funds, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such persons issue, deal, trade and invest in securities for their own accounts and are among the leading market participants with respect to various types of such securities. The Advisor has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Funds, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by the Advisor or any such affiliate.

The Advisor, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. The Advisor may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Fund are placed by the Advisor with brokers, dealers and other financial intermediaries that it selects, including those affiliated with the Advisor An Advisor affiliate will be used in connection with a purchase or sale of an investment for the Fund only if the Advisor believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which the Advisor or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents or customers of the Advisor.

The Investment Management Agreements provide for each Fund to pay the Advisor a fee, accrued daily and paid monthly, equal on an annual basis to 0.15% of the average daily net assets of the US Bond Index Fund, 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund, 0.45% of the average daily net assets of the EAFE(R) Equity Index Fund and 0.30% of the average daily net assets of the Nasdaq-100 Index Fund. The Advisor will a receive an annual fee, accrued daily and paid monthly, from the Scudder Real Estate Securities Portfolio of 0.90% of the first $250 million of the Fund's average daily net assets, 0.875% of the next $250 million of such assets, 0.85% of the next $500 million of such assets, 0.825% of the next $1.5 billion of such assets, and 0.80% of such assets exceeding $2.5 billion. The Advisor has voluntarily undertaken to waive the fees and to reimburse the Funds for certain expenses so that the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund total operating expenses will not exceed 0.30%, 0.45%, and 0.65%, respectively. Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. Such waivers by the Advisor are voluntary and may be discontinued with 30 days notice. Prior to May 1, 2001, Bankers Trust Company (now Deutsche Bank Trust Company Americas) served as investment advisor.

For the Scudder Real Estate Securities Portfolio, DeAM, Inc. has decided to delegate all its advisory responsibilities to RREEF America L.L.C ("RREEF America" or the "Sub-Advisor"), provided that DeAM, Inc. continues to supervise the performance of RREEF America and report thereon to the Fund's Board of Trustees. As compensation for its services, RREEF America is entitled to an annual rate, paid monthly, of 0.45% of the first $100 million of the

Fund's average daily net assets, 0.40% of the next $100 million of such assets, and 0.35% of such assets exceeding $200 million.

For the fiscal years ended December 31, 2002, December 31, 2001, and December 31, 2000 the Advisor earned $___, $861,030, and $781,372, respectively, as compensation for investment advisory services provided to the Equity 500 Index Fund. During the same periods, the Advisor reimbursed $___, $33,862, and $121,859, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 2002, December 31, 2001, and December 31, 2000 the Advisor earned $___, $413,463, and $294,195, respectively, for investment advisory services provided to the Small Cap Index Fund. During the same periods, the Advisor reimbursed $___, $210,221, and $186,151, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 2002, December 31, 2001, and December 31, 2000, the Advisor earned $___, $456,144, and $311,690, respectively, for investment advisory services provided to the EAFE(R) Equity Index Fund. During the same periods, the Advisor reimbursed $___, $155,907, and $169,518, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 2002, December 31, 2001, the Advisor earned $___, and $66,241, respectively, for investment advisory services provided to the Nasdaq-100 Index Fund. During the same period, the Advisor reimbursed $___ and $47,992, respectively, to the Fund to cover expenses.

                                  Administrator

PFPC Inc. (`PFPC') serves as Administrator to all the Funds, except for Scudder Real Estate Securities Portfolio. PFPC is a majority-owned subsidiary of PNC Bank Corp. As Administrator, PFPC, 3200 Horizon Drive, King of Prussia, PA 19406, is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. PFPC will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in PFPC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses, and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for PFPC's services under the Administration Agreement, PFPC is entitled to receive from the Trust a monthly administration fee.

For the fiscal years ended December 31, 2002, December 31, 2001, and December 31, 2000, Equity 500 Index Fund paid PFPC $___, $144,530, and $143,132, respectively, for administrative and other services provided to the Equity 500 Index Fund.

For the fiscal years ended December 31, 2002, December 31, 2001, and December 31, 2000, Small Cap Index Fund paid PFPC $___, $91,822, and $67,250, respectively, as compensation for administrative and other services provided to Small Cap Index Fund.

For the fiscal years ended December 31, 2002, December 31, 2001, and December 31, 2000, EAFE(R) Equity Index Fund paid PFPC $___, $85,272, and $67,526, respectively, as compensation for administrative and other services provided to EAFE(R) Equity Index Fund.

For the fiscal years ended December 31, 2002, December 31, 2001, Nasdaq-100 Index Fund paid PFPC $___ and $18,071, respectively, as compensation for administrative and other services provided to Nasdaq-100 Index Fund.

Investment Company Capital Corporation ("ICCC") serves as the Administrator to the Scudder RREEF Real Estate Securities Portfolio. Under the administration agreement, the administrator is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and each Fund reasonably deem necessary for the proper administration of the Trust or a Fund. The administrator will generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                                   Distributor

PFPC Distributors, Inc. (the `Distributor') serves as the distributor of the Funds', except the Scudder Real Estate Securities Portfolio, shares to separate accounts of the Companies, for which it receives no separate fee from the Funds. The principal address of the Distributor is 3200 Horizon Drive, King of Prussia, PA 19406.

Scudder Distributors, Inc. serves as the distributor for the Scudder Real Estate Securities Portfolio's shares to separate accounts of the Companies, for which it receives no separate fee from the Fund. The principal address of SDI is 222 South Riverside Plaza, Chicago, IL 60606.

Distribution Plan. The Trust has adopted a distribution plan with the Distributor on behalf of the Class B shares of the EAFE(R) Equity Index Fund, Equity 500 Index Fund, the Small Cap Index Fund and the Nasdaq-100 Index Fund (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Trust has also adopted a similar, but separate, distribution plan with SDI for the Scudder Real Estate Securities Portfolio (herein also known as the "Plan"). The Plan permits the Funds to pay the Distributor for remittance directly or indirectly to a participating dealer, shareholder servicing agent, life insurance company or other applicable party a fee in an amount not to exceed 0.25% of the average daily net assets of such Fund under a Fund Participation Agreement, Service Agreement, Sub-Distribution Agreement, or other similar agreement which provides for investment in Class B shares.

The Distributor and SDI are authorized, pursuant to the Plan, to pay for anything reasonably designed to enhance sales or retention of shareholders and for the provision of services to shareholders of the Trust, including but not limited to: purchase advertising for the Shares, pay for promotional or sales literature and make payments to sales personnel affiliated with it for their efforts in connection with sales of Shares.

The Distributor and SDI provide the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan.

The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding shares of each of the Funds. The Plan may not be amended to increase materially the amount that may be spent for distribution by a Fund without the approval of a majority of the outstanding voting securities of that Fund. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the Funds. These anticipated benefits include increased promotion and distribution of the Funds' shares, an enhancement in the Funds' ability to maintain accounts and improve asset retention and increased stability of net assets for the Funds. For the fiscal year ended December 31, 2001, the Plan was not operational.

                          Custodian and Transfer Agent

Deutsche Bank Trust Company Americas (formerly Bankers Trust Company), 100 Plaza One, Jersey City, New Jersey 07311, serves as custodian for the Funds. As custodian, it holds the Funds' assets. Deutsche Bank Trust Company Americas is an indirect wholly-owned subsidiary of Deutsche Bank and an affiliate of the Advisor. Deutsche Bank Trust Company Americas will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

PFPC serves as transfer agent of the Equity 500 Index, US Bond Index, Small Cap Index, EAFE(R) Equity Index and Nasdaq-100 Index Funds. Under its transfer agency agreement with these Funds, PFPC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and causes to be distributed any dividends and distributions payable by the Funds.

Scudder Investments Service Company ("SISvC") serves as the transfer agent of the Scudder Real Estate Securities Portfolio. Under its transfer agency agreement with these Fund, SISvC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Funds and causes to be distributed any dividends and distributions payable by the Fund.

Deutsche Bank Trust Company Americas, PFPC and SISvC may be reimbursed by the Funds for out-of-pocket expenses.

                                    Expenses

In addition to the fees of the Advisor, the Funds are responsible for the payment of all other expenses incurred in the operation of each Fund, which include, among other things, expenses for legal and independent auditor's services, charges of each Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to Contract owners, each Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing each Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Funds' shares with the SEC and qualifying each Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contract owner servicing, distribution of reports to Contract owners and prospectus printing and postage will be borne by the relevant Company.

                        Counsel and Independent Auditors

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and the Funds. Ernst & Young LLP, 2001 Market Street, Philadelphia, Pennsylvania 19103 acts as Independent Auditors of the Trust and each Fund.

                            ORGANIZATION OF THE TRUST

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. Effective April 30, 2000, the Trust's name changed from BT Insurance Funds Trust to Deutsche Asset Management VIT Funds. The Funds are separate series of the Trust. The Trust offers shares of beneficial interest of the Funds and the Trust's other series, par value $0.001 per share. The shares of some of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval. The EAFE(R) Equity Index Fund, Equity 500 Index Fund, the Small Cap Index Fund, the Nasdaq-100 Index Fund and Scudder Real Estate Securities Portfolio offer two classes of shares: Class A and Class B

The Trust is an entity of the type commonly known as a `Massachusetts business trust.' Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligation.

Through its separate accounts, the Companies are the Funds' sole stockholders of record. Therefore under the 1940 Act, Companies owning 25% or more of the outstanding securities of a Fund are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contract owners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contract owners' interests in the Funds in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Funds is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

Each Fund is only available to owners of variable annuity or variable life insurance policies issued by the Companies through their respective separate accounts and may also be sold to certain tax qualified plans. Each Fund does not currently foresee any disadvantages to Contract owners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contract owners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in a Fund. This could possibly force a Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contract owners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                                    TAXATION

                              Taxation of the Funds

Each Fund intends to qualify or continue to qualify annually as a regulated investment company under the Internal revenue Code of 1986, as amended (the 'Code'). As a regulated investment company, each Fund will not be subject to US Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability. The Funds also do not anticipate paying any excise taxes. The Funds' dividends and distributions will not qualify for the dividends-received deduction for corporations.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

A Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency, forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a `hedging transaction' nor part of a `straddle,' 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

The Scudder Real Estate Securities Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts which are offered in connection with such separate accounts. The Advisor intends to diversify the Fund's investments in accordance with those requirements. The prospectus for each Company's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

To comply with regulations under Section 817(h) of the Code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the US Treasury and each US Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

The foregoing is only a brief summary of important tax law provisions that affect each Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from a Fund should consult a qualified tax advisor.

                                  Distributions

Each Fund distributes substantially all of its net income and recognized long term and short term capital gains to shareholders each year. Each Fund (except the US Bond Index Fund) distributes income dividends annually. US Bond Index Fund declares income dividends daily and distributes such dividends monthly. In addition, each Fund will distribute net long term and short term capital gains, if any, at least annually and may make additional capital gains distributions at other times, if required, to remain in compliance with the applicable tax regulations. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund that paid the dividend or distribution. The prospectus for a Company's variable annuity or variable life insurance policies describe the frequency of distributions to Contract owners and the federal income tax treatment of distributions from such contracts to Contract owners.

                                 Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

                            Foreign Withholding Taxes

Income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.

                              FINANCIAL STATEMENTS

The financial statements for the Funds for the year ended December 31, 2002 (other than Scudder Real Estate Securities Portfolio which has not commenced operations as of the date of this SAI and the US Bond Index Fund and Nasdaq-100 Index Fund which were not operational as of December 31, 2002), are incorporated herein by reference to the Funds' Annual Reports dated December 31, 2002. A copy of a Fund's Annual Report may be obtained without charge by contacting the Customer Service Center at the telephone number shown in the contract Prospectus.

                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of long-term securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

Description of Moody's Corporate Bond Ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Caa in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings:

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) or MINUS (-) - The ratings from "AA" through "CC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Investment Advisor of each Fund
                         DEUTSCHE ASSET MANAGEMENT, INC.

            Sub-Advisor for Scudder Real Estate Securities Portfolio
                              RREEF AMERICA L.L.C.

                              Administrator for the
   Equity 500 Index, US Bond Index, Small Cap Index, EAFE(R) Equity Index and
                             Nasdaq-100 Index Funds
                                    PFPC INC.

                               Distributor for the
   Equity 500 Index, US Bond Index, Small Cap Index, EAFE(R) Equity Index and
                             Nasdaq-100 Index Funds
                             PFPC DISTRIBUTORS, INC.

          Distributor for the Scudder Real Estate Securities Portfolio
                           SCUDDER DISTRIBUTORS, INC.

                                    Custodian
                      DEUTSCHE BANK TRUST COMPANY AMERICAS

                             Transfer Agent for the
   Equity 500 Index, US Bond Index, Small Cap Index, EAFE(R) Equity Index and
                             Nasdaq-100 Index Funds
                                    PFPC Inc.

         Transfer Agent for the Scudder Real Estate Securities Portfolio
                       SCUDDER INVESTMENTS SERVICE COMPANY

                              Independent Auditors
                                ERNST & YOUNG LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

                              --------------------

     No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                              --------------------

                            PART C. OTHER INFORMATION

Item 23.  Exhibits

                     Description

           a(1) Declaration of Trust is hereby incorporated by reference to the initial Registration Statement filed with the Securities and Exchange Commission on January 26, 1996.

           a(2) Amendment No. 1 to the Declaration of Trust dated July 16, 1996 is hereby incorporated by reference to Exhibit a(2) to Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on April 25, 2000.

           a(3) Amendment No. 2 to the Declaration of Trust dated September 9, 1996 is hereby incorporated by reference to Exhibit a(3) to Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on April 25, 2000.

           a(4) Amendment No. 3 to the Declaration of Trust dated June 12, 1997 is hereby incorporated by reference to Exhibit a(4) to Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on April 25, 2000.

           a(5) Certificate of Amendment to the Declaration of Trust dated September 9, 1999 is hereby incorporated by reference to Exhibit a(5) to Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on April 25, 2000.

           a(6) Certificate of Amendment to the Declaration of Trust dated May 1, 2000 is incorporated by reference to Exhibit a(6) to Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on April 25, 2001.

           a(7) Certificate of Amendment to the Declaration of Trust dated April 25, 2001 is incorporated by reference to Exhibit a(7) to Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on April 25, 2001.

           a(8) Certificate of Amendment to the Declaration of Trust dated December 17, 2002 is incorporated by reference to Exhibit a(8) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on May 1, 2003 - To Be Filed.

           b The Registrant's By-Laws are incorporated by reference to Amendment No. 1 filed with the Securities and Exchange Commission on September 18, 1996.

           c         Not Applicable.

           d(1) Investment Management Agreement, dated April 30, 2001, between Deutsche Asset Management VIT Funds Trust, on behalf of Managed Assets Fund, and Deutsche Asset Management, Inc. is incorporated by reference to Exhibit d(1) to Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on April 25, 2001.

           d(2) Investment Management Agreement, dated April 30, 2001, between Deutsche Asset Management VIT Funds Trust, on behalf of Small Cap Index Fund, Equity 500 Index Fund, EAFE(R) Equity Index Fund, U.S. Bond Index Fund, Small Cap Fund, International Equity Fund, Global Financial Services Fund, Global Technology Fund, Global Biotechnology Fund, International Select Equity Fund, and NASDAQ 100 Index Fund, and Deutsche Asset Management, Inc. is incorporated by reference to Exhibit d(2) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           d(3) Form of Investment Sub-Advisory Agreement on behalf of Global Biotechnology Fund, Global Financial Services Fund and Global Technology Fund between Deutsche Asset Management Inc. and DWS International Portfolio Management GmbH is incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           d(4) Form of Investment Sub-Advisory Agreement on behalf of the International Select Equity Fund between Deutsche Asset Management Inc. and Deutsche Asset Management Investment Services Ltd. is incorporated by reference to Exhibit d(4) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           d(5) Investment Management Agreement, dated July 30, 2002, between Deutsche Asset Management VIT Funds Trust, on behalf of Small Cap Index Fund, Equity 500 Index Fund, EAFE(R) Equity Index Fund, U.S. Bond Index Fund, Small Cap Fund, International Equity Fund, Global Financial Services Fund, Global Technology Fund, Global Biotechnology Fund, International Select Equity Fund, NASDAQ 100 Index Fund, and Scudder Real Estate Securities Portfolio, and Deutsche Asset Management, Inc. is incorporated by reference to Exhibit d(5) to Post-Effective Amendment No. 17 - To Be Filed.

           d(6) Form of Investment Sub-Advisory Agreement on behalf of the Scudder Real Estate Securities Portfolio between Deutsche Asset Management Inc. and RREEF America L.L.C is incorporated by reference to Exhibit d(5) to Post-Effective Amendment No. 17 - To Be Filed.

           e(1) Distribution Agreement, dated December 31, 2000, between Deutsche Asset Management VIT Funds Trust (each series except Scudder Real Estate Securities Portfolio) and PFPC Distributors, Inc. incorporated by reference to Exhibit e(1) to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 12, 2001.

           e(2) Distribution Agreement between Deutsche Asset Management VIT Funds Trust on behalf of the Scudder Real Estate Securities Portfolio and Scudder Distributors, Inc. incorporated by reference to Exhibit e(2) to Post-Effective Amendment No. 17 - To Be Filed.

           f         Not Applicable.

           g(1) The Custodian Agreement between Registrant and Bankers Trust Company is incorporated by reference to Amendment No. 1 filed with the Securities and Exchange Commission on September 18, 1996.

           g(2) The Delegation Agreement, dated March 6, 1998, between Registrant and Bankers Trust Company is incorporated by reference to Exhibit g(2) to Post-Effective Amendment No. 15 filed with the Securities and Exchange Commission on February 20, 2002.

           g(3) Form of Custodian Agreement between Registrant on behalf of the International Select Equity Fund and Brown Brothers Harriman & Co. is incorporated by reference to Exhibit g(3) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           g(4) Form of Custodian Agreement between Registrant on behalf of the Scudder Real Estate Securities Portfolio - To Be Filed.

           h(1) The Transfer Agency and Services Agreement, dated December 10, 1998, between Registrant (each series except Scudder Real Estate Securities Portfolio) and First Data Investor Services Group, Inc. (now known as PFPC Inc.) is incorporated by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on March 1, 1999.

           h(2) The Administration Agreement, dated December 10, 1998, between Registrant (each series except Scudder Real Estate Securities Portfolio) and First Data Investor Services Group, Inc. (now known as PFPC Inc.) is incorporated by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on March 1, 1999.

           h(3) Amendment to the Administration Agreement, dated September 9, 1999, is incorporated by reference to Exhibit h(3) to Post-

                     Effective Amendment No. 9 filed with the Securities and Exchange Commission on April 25, 2000.

           h(4) Amendment to the Transfer Agency Services Agreement, dated October 11, 2000 is incorporated by reference to Exhibit h(4) to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 12, 2001.

           h(5) Amendment to the Administration Agreement, dated March 1, 2001, is incorporated by reference to Exhibit h(5) to Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on April 25, 2001.

           h(6) Form of Fund Participation Agreement is incorporated by reference to Exhibit h(6) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           h(7) Form of NASDAQ 100 Index Fund Licensing Agreement is incorporated by reference to Exhibit h(7) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           h(8) The Transfer Agency Agreement between Registrant, on behalf of Scudder Real Estate Securities Portfolio, and Scudder Investments Service Company is incorporated by reference to Post-Effective Amendment No. 17 - To Be Filed.

           h(9) The Administration Agreement between Registrant, on behalf of Scudder Real Estate Securities Portfolio, and Investment Company Capital Corporation is incorporated by reference to Post-Effective Amendment No. 17 - To Be Filed.

           i         To Be Filed.

           j(1)      Consent of Independent Auditors - To Be Filed.

           j(2) Power of Attorney is incorporated by reference to Exhibit j(2) to Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on April 25, 2001.

           k         Not Applicable.

           l(1) The form of Purchase Agreement relating to Initial Capital is incorporated by reference to Amendment No. 1 filed with the Securities and Exchange Commission on September 18, 1996.

           l(2) The form of Purchase Agreement relating to Small Cap Fund and International Equity Fund is incorporated by reference to Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on September 20, 1996.

           l(3) The form of Purchase Agreement relating to Small Cap Index Fund, EAFE(R) Equity Index Fund and Equity 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on November 22, 1996.

           l(4) The form of Purchase Agreement relating to the U.S. Bond Index Fund is incorporated by reference to Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on July 18, 1997.

           m Rule 12b-1 Plan. Distribution Plan for Class B Shares is filed herein as Exhibit m.

           n Rule 18f-3 Multiple Class Plan is filed herein as Exhibit n.

           p(1) Code of Ethics of Trust is incorporated by reference to Exhibit o(1) to Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on April 25, 2000.

           p(2) Code of Ethics of Deutsche Asset Management, Inc. is incorporated by reference to Exhibit o(2) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           p(3) Code of Ethics of DWS International Portfolio Management GmbH is incorporated by reference to Exhibit o(3) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           p(4) Code of Ethics of Deutsche Asset Management Investment Services Limited is incorporated by reference to Exhibit o(4) to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on August 10, 2001.

           p(5) Code of Ethics of RREEF America L.L.C. is incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 17
                     - To Be Filed.

Item 24.      Persons Controlled by or Under Common Control with Registrant

              Not Applicable.

Item 25.      Indemnification

              Reference is made to Articles IV and V of Registrant's Declaration of Trust filed with Securities and Exchange Commission on January 26, 1996.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

               All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

               (a) Items 1 and 2 of Part II
               (b) Section 6, Business Background, of each Schedule D.

Item 27.  Principal Underwriters

       (a) In addition to Deutsche Asset Management VIT Funds Trust (each series except Scudder Real Estate Securities Portfolio), PFPC Distributors, Inc. (the "Distributor") act as principal underwriter for the following investment companies as of 4/1/02:
               AB Funds Trust, AFBA 5 Star Funds, Inc., Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Strategic Value Fund, Inc., Columbia Technology Fund, Inc., Forward Funds, Inc, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, GAMNA Series Funds, Inc., Harris Insight Funds Trust, Hillview Investment Trust II, International Dollar Reserve Fund I, Ltd., Kalmar Pooled Investment Trust, LKCM Funds, Matthews International Funds, Metropolitan West Funds, New Covenant Funds, Pictet Funds, The RBB Fund, Inc., RS Investment Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Tomorrow Funds Retirement Trust, Trainer, Wortham First Mutual Funds, Undiscovered Managers Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, Whitehall Funds Trust, Wilshire Target Funds, Inc., WPG Large Cap Growth Fund, WPG Tudor Fund, WT Investment Trust. The BlackRock Funds, Inc. and BlackRock Provident Institutional Funds (Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.); Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.); The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.); The Offit Variable Insurance Fund,

               Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.); ABN AMRO Funds (Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.). PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

               Scudder Distributors, Inc. ("SDI") acts as principal underwriter of the Scudder Real Estate Securities Portfolio shares.

          (b) The information required by this Item 27(b) with respect to each director, officer or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the SEC pursuant to the Securities Act of 1934 (File No. 8-31334). No director, officer, or partner of PFPC Distributors, Inc. holds a position or office with the Registrant.

               Information on the officers and directors of SDI, principal underwriter for the Registrant's series Scudder Real Estate Securities Portfolio is set forth below. SDI's principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

              (1)                            (2)                                  (3)
Name and Principal Business                                            Positions and Offices with
Address                        Position and Offices with Distributor   Registrant

Thomas F. Eggers               Chairman and Director
345 Park Avenue
New York, NY 10154

Jonathan R. Baum               Chief Executive Officer, President and
345 Park Avenue                Director
New York, NY 10154

William F. Glavin              Vice President and Director
Two International Place
Boston, MA  02110-4103

James J. McGovern              Chief Financial Officer and Treasurer
345 Park Avenue
New York, NY  10054

Caroline Pearson               Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack              Vice President and Chief Compliance
Two International Place        Officer
Boston, MA  02110-4103

              (1)                            (2)                                  (3)
Name and Principal Business                                            Positions and Offices with
Address                        Position and Offices with Distributor   Registrant

Susan K. Crawshaw              Vice President
222 South Riverside Plaza
Chicago, IL  60606

Scott B. David                 Vice President
Two International Place
Boston, MA  02110-4103

Robert Froelich                Vice President
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher           Vice President
222 South Riverside Plaza
Chicago, IL  60606

M. Patrick Donovan             Vice President
Two International Place
Boston, MA  02110-4103

Michael E. Harrington          Vice President
222 South Riverside Plaza
Chicago, IL  60606

Dean Jackson                   Vice President
222 South Riverside Plaza
Chicago, IL  60606

Terrance S. McBride            Vice President
222 South Riverside Plaza
Chicago, IL  60606

C. Perry Moore                 Vice President
222 South Riverside Plaza
Chicago, IL  60606

Johnston A. Norris             Vice President
222 South Riverside Plaza
Chicago, IL  60606

Todd N. Gierke                 Assistant Treasurer
222 South Riverside Plaza
Chicago, IL  60606

James E. Keating               Assistant Treasurer
345 Park Avenue
New York, NY  10054

              (1)                            (2)                                  (3)
Name and Principal Business                                            Positions and Offices with
Address                        Position and Offices with Distributor   Registrant

Philip J. Collora              Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

Diane E. Ratekin               Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

         (c)      Not Applicable.

Item 28.   Location of Accounts and Records

           All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

           (1)     Deutsche Asset Management Inc.
                   280 Park Avenue
                   New York, NY 10019

           (2)     PFPC Distributors, Inc.
                   3200 Horizon Drive
                   King of Prussia, PA 19406.

           (3)     PFPC Inc.
                   3200 Horizon Drive
                   King of Prussia, PA 19406

           (4)     Investment Company Capital Corporation
                   One South Street
                   Baltimore, MD 21202

           (5)     Scudder Investments Service Company
                   811 Main Street
                   Kansas City, MO 64105

           (6)     Scudder Distributors, Inc.
                   222 South Riverside Plaza
                   Chicago, IL 60606

Item 29.   Management Services
           Not Applicable.

Item 30.   Undertakings

           Not Applicable

                                INDEX TO EXHIBITS

     Exhibit Number        Exhibit

         a(8)              Certificate of Amendment to the Declaration of Trust

         d(5)              Investment Management Agreement

         d(6)              Form of Sub-Advisory Agreement

         e(2)              Form of Distribution Agreement

         g(4)              Form of Custodian Agreement

         h(8)              Transfer Agency Agreement

         h(9)              Form of Administration Agreement

         i                 Legal Opinion

         j(1)              Consent of Independent Auditors.

         (m)               Rule 12b-1 Plan. Distribution Plan for Class B Shares

         (n)               Rule 18f-3 Multiple Class Plan

         p(5)              Code of Ethics of RREEF America L.L.C.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(a) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 17 to be signed on its behalf by the undersigned, thereunto duly authorized, Baltimore, Maryland on this 14/th /day of February, 2003.

    Deutsche Asset Management VIT Funds Trust

By: /s/ Bruce A. Rosenblum
    ----------------------
    Bruce A. Rosenblum
    As Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

         Signatures                            Title                                Date
         ----------                            -----                                ----
   *                                    President,                            February 14, 2003
------------------------------
William F. Glavin, Jr.                  Chief Executive Officer

   *                                    Treasurer, Principal                  February 14, 2003
------------------------------
Charles A. Rizzo                        Financial and Accounting
                                        Officer

   *                                    Trustee                               February 14, 2003
------------------------------
Richard R. Burt

   *                                    Trustee                               February 14, 2003
------------------------------
S. Leland Dill

   *                                    Trustee                               February 14, 2003
------------------------------
Martin J. Gruber

   *                                    Trustee                               February 14, 2003
------------------------------
Richard T. Hale

   *                                    Trustee                               February 14, 2003
------------------------------
Joseph R. Hardiman

   *                                    Trustee                               February 14, 2003
------------------------------
Richard J. Herring

   *                                    Trustee                               February 14, 2003
------------------------------
Graham E. Jones

   *                                    Trustee                               February 14, 2003
------------------------------
Rebecca W. Rimel

   *                                    Trustee                               February 14, 2003
------------------------------
Philip Saunders, Jr.

   *                                    Trustee                               February 14, 2003
------------------------------
William N. Searcy

   *                                    Trustee                               February 14, 2003
------------------------------
Robert H. Wadsworth

* By:    /s/ Bruce A. Rosenblum
         ----------------------
         Bruce A. Rosenblum
         as Attorney-in-Fact